UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07470

CARILLON SERIES TRUST
 (Exact name of Registrant as Specified in Charter)

880 Carillon Parkway
St. Petersburg, FL 33716
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-1000

SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER
880 Carillon Parkway
St. Petersburg, FL 33716
(Name and Address of Agent for Service)

Copy to:
KATHY KRESCH INGBER, ESQ.
K&L Gates LLP
1601 K Street, NW
Washington, D.C.  20006

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Item 1. Schedule of Investments

Investment Portfolios
(UNAUDITED) | 01.31.2019
CARILLON CLARIVEST CAPITAL APPRECIATION FUND
COMMON STOCKS - 99.3%	Shares	Value
Aerospace & defense - 2.4%
The Boeing Co.	30,700	$11,838,534
Airlines - 1.7%
Delta Air Lines, Inc.	42,900	2,120,547
United Continental Holdings, Inc.*	73,100	6,379,437
Beverages - 1.9%
Keurig Dr Pepper, Inc.	103,100	2,806,382
The Coca-Cola Co.	129,900	6,252,087
Biotechnology - 4.6%
AbbVie, Inc.	78,000	6,262,620
Amgen, Inc.	47,600	8,906,436
Biogen, Inc.*	8,900	2,970,642
Celgene Corp.*	48,400	4,281,464
Communications equipment - 1.4%
Cisco Systems, Inc.	142,400	6,734,096
Consumer finance - 0.5%
Capital One Financial Corp.	32,700	2,635,293
Containers & packaging - 0.5%
Owens-Illinois, Inc.	109,900	2,205,693
Entertainment - 2.0%
Netflix, Inc.*	12,800	4,345,600
The Walt Disney Co.	50,000	5,576,000
Equity real estate investment trusts (REITs) - 3.4%
Medical Properties Trust, Inc.	143,632	2,614,102
Omega Healthcare Investors, Inc.	63,800	2,564,122
Realty Income Corp.	30,000	2,060,700
Simon Property Group, Inc.	36,600	6,665,592
Welltower, Inc.	33,000	2,557,170
Food & staples retailing - 1.0%
Wal-Mart, Inc.	51,500	4,935,245
Food products - 1.3%
Archer-Daniels-Midland Co.	73,200	3,286,680
Tyson Foods, Inc., Class A	48,500	3,003,120
Health care equipment & supplies - 1.6%
Intuitive Surgical, Inc.*	8,900	4,660,396
The Cooper Companies, Inc.	11,100	3,094,236
Health care providers & services - 5.7%
Centene Corp.*	38,070	4,970,800
CVS Health Corp.	70,639	4,630,386
UnitedHealth Group, Inc.	67,300	18,184,460
Hotels, restaurants & leisure - 1.6%
Dominos Pizza, Inc.	13,200	3,745,236
Wyndham Destinations, Inc.	41,900	1,765,666
Wyndham Hotels & Resorts, Inc.	41,759	2,049,949
Household products - 0.6%
The Procter & Gamble Co.	31,400	3,029,158
Insurance - 1.3%
The Progressive Corp.	94,900	6,385,821
Interactive media & services - 8.8%
Alphabet, Inc., Class A*	13,014	14,652,333
Alphabet, Inc., Class C*	13,112	14,637,843
Facebook, Inc., Class A*	61,900	10,318,111
Twitter, Inc.*	93,900	3,151,284

Internet & direct marketing retail - 5.2%
Amazon.com, Inc.*	14,800	25,437,204
IT services - 10.8%
Amdocs Ltd.	36,500	2,039,620
Fiserv, Inc.*	78,300	6,493,419
Global Payments, Inc.	23,600	2,649,808
MasterCard, Inc., Class A	65,230	13,772,010
PayPal Holdings, Inc.*	58,300	5,174,708
Visa, Inc., Class A	116,300	15,701,663
Worldpay, Inc., Class A*	79,846	6,665,544
Life sciences tools & services - 1.5%
Thermo Fisher Scientific, Inc.	29,000	7,124,430
Machinery - 2.2%
Caterpillar, Inc.	37,700	5,020,132
Ingersoll-Rand PLC	40,400	4,041,616
Oshkosh Corp.	22,900	1,718,645
Media - 1.1%
Comcast Corp., Class A	140,200	5,127,114
Metals & mining - 0.4%
Steel Dynamics, Inc.	57,200	2,092,948
Multiline retail - 1.6%
Kohl's Corp.	68,833	4,728,139
Target Corp.	42,000	3,066,000
Oil, gas & consumable fuels - 0.3%
Phillips 66	15,000	1,431,150
Pharmaceuticals - 2.6%
Eli Lilly & Co.	20,700	2,481,102
Johnson & Johnson	18,700	2,488,596
Merck & Co., Inc.	106,800	7,949,124
Real estate management & development - 1.0%
CBRE Group, Inc., Class A*	108,585	4,967,764
Road & rail - 3.1%
CSX Corp.	83,600	5,492,520
Norfolk Southern Corp.	28,300	4,747,042
Union Pacific Corp.	29,600	4,708,472
Semiconductors & semiconductor equipment - 2.4%
Broadcom, Inc.	18,300	4,908,975
Intel Corp.	49,400	2,327,728
KLA-Tencor Corp.	21,200	2,259,284
Micron Technology, Inc.*	61,800	2,361,996
Software - 13.4%
Adobe, Inc.*	45,000	11,151,900
Microsoft Corp.	350,200	36,571,386
Palo Alto Networks, Inc.*	14,900	3,200,818
salesforce.com, Inc.*	52,400	7,963,228
Synopsys, Inc.*	66,600	6,217,110
Specialty retail - 4.9%
Advance Auto Parts, Inc.	20,100	3,199,920
Burlington Stores, Inc.*	30,881	5,302,577
Ross Stores, Inc.	39,600	3,647,952
The Home Depot, Inc.	63,900	11,727,567
Technology hardware, storage & peripherals - 6.5%
Apple, Inc.	155,066	25,809,185
NetApp, Inc.	94,800	6,045,396
Textiles, apparel & luxury goods - 1.2%
Capri Holdings Ltd.*	44,511	1,890,827
PVH Corp.	36,700	4,004,337

Trading companies & distributors - 0.8%
United Rentals, Inc.*	31,900	3,995,794
Total common stocks (cost $346,421,384)		483,981,991
Total investment portfolio (cost $346,421,384) - 99.3%‡		483,981,991
Other assets in excess of liabilities - 0.7%		3,516,766
Total net assets - 100.0%		$487,498,757

*Non-income producing security

‡The cost basis of investments for federal income tax purposes at January 31, 2019 was as follows+:
Cost of investments	$346,421,384
Gross unrealized appreciation	142,410,971
Gross unrealized depreciation	(4,850,364)
Net unrealized appreciation (depreciation)	$137,560,607

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2018 Annual Report.

Sector allocation
Sector	Percent of net assets
Information technology	34.5%
Health care	16.0%
Consumer discretionary	14.5%
Communication services	11.8%
Industrials	10.3%
Consumer staples	4.8%
Real estate	4.4%
Financials	1.8%
Materials	0.9%
Energy	0.3%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Investment Portfolios
(UNAUDITED) | 01.31.2019
CARILLON CLARIVEST INTERNATIONAL STOCK FUND
COMMON STOCKS - 97.8%	Shares	Value
Australia - 3.5%
CSL Ltd.	1,110	$157,835
Qantas Airways Ltd.	26,784	106,186
Santos Ltd.	36,712	173,214
St Barbara Ltd.	16,906	61,648
Belgium - 0.7%
Anheuser-Busch InBev S.A./N.V.	331	25,290
UCB S.A.	829	71,835
Denmark - 2.0%
DFDS A/S	1,454	68,645
GN Store Nord A/S	1,074	46,296
Novo Nordisk A/S, Class B	2,263	106,058
Royal Unibrew A/S	1,007	75,840
Finland - 1.3%
Neste OYJ	1,453	133,124
Stora Enso OYJ, Class R	4,148	55,800
France - 10.1%
Air France-KLM*	8,420	105,919
BNP Paribas S.A.	1,889	89,021
Cie Generale des Etablissements Michelin	580	63,000
Credit Agricole S.A.	8,287	94,649
Eiffage S.A.	2,354	220,537
ENGIE S.A.	8,519	136,570
Kering S.A.	149	74,727
Peugeot S.A.	10,491	263,905
Renault S.A.	1,558	110,252
Sanofi	1,260	109,516
VINCI S.A.	2,055	180,820
Germany - 4.9%
Allianz SE	1,583	335,869
CANCOM SE	1,387	53,841
Covestro AG	1,140	62,996
Deutsche Lufthansa AG	2,379	60,060
Deutsche Telekom AG	3,981	64,734
ProSiebenSat.1 Media SE	2,065	36,861
TAG Immobilien AG	3,404	86,032
Hong Kong - 0.5%
CK Asset Holdings Ltd.	8,172	68,799
Israel - 2.9%
Bank Leumi Le-Israel B.M.	10,903	72,084
Israel Discount Bank Ltd., Class A	39,548	139,875
Teva Pharmaceutical Industries Ltd., Sponsored ADR*	8,600	170,710
Tower Semiconductor Ltd.*	2,248	33,568

Italy - 3.2%
Enel SpA	47,952	289,817
Eni SpA	6,954	117,911
Intesa Sanpaolo SpA	25,462	58,260
Japan - 28.5%
ANA Holdings, Inc.	1,600	58,976
Asahi Group Holdings Ltd.	3,200	134,046
Chubu Electric Power Co., Inc.	4,800	75,977
Cosmo Energy Holdings Co. Ltd.	1,600	36,223
Fuji Soft, Inc.	3,200	130,256
Haseko Corp.	8,000	88,731
Hitachi Ltd.	6,400	201,334
Honda Motor Co. Ltd.	4,800	144,105
ITOCHU Corp.	19,400	355,878
JXTG Holdings, Inc.	17,700	96,680
KDDI Corp.	3,200	79,951
Marubeni Corp.	46,900	365,567
Meiko Electronics Co. Ltd.	1,700	31,302
Mitsubishi Chemical Holdings Corp.	6,400	54,999
Mitsubishi Corp.	3,200	93,786
Mitsubishi UFJ Financial Group, Inc.	27,400	146,971
Mitsui Chemicals, Inc.	3,200	80,336
Nihon Unisys Ltd.	1,600	38,246
Nippon Carbon Co. Ltd.	1,600	63,608
Nippon Light Metal Holdings Co. Ltd.	11,300	25,075
Nippon Suisan Kaisha Ltd.	8,000	49,414
Nippon Telegraph & Telephone Corp.	6,400	275,124
Nipro Corp.	4,800	64,416
NS Solutions Corp.	3,200	84,288
Penta-Ocean Construction Co. Ltd.	9,700	56,944
Ricoh Co. Ltd.	8,000	85,223
Showa Denko KK	1,600	53,740
SoftBank Group Corp.	1,700	133,898
Sony Corp.	4,900	245,524
Sumitomo Corp.	9,800	151,739
Sumitomo Mitsui Financial Group, Inc.	3,300	122,767
Taiyo Yuden Co. Ltd.	4,900	86,347
The Hiroshima Bank Ltd.	6,400	37,045
The Kansai Electric Power Co., Inc.	9,700	147,649
Toyota Motor Corp.	3,300	203,115
Netherlands - 5.0%
Aegon N.V.	14,353	73,943
ASR Nederland N.V.	1,011	42,642
Koninklijke Ahold Delhaize N.V.	5,055	133,179
NN Group N.V.	6,431	271,563
NXP Semiconductors N.V.	2,200	191,466

Norway - 1.0%
Austevoll Seafood ASA	3,220	41,121
Leroy Seafood Group ASA	13,232	105,815
Singapore - 0.2%
Yanlord Land Group Ltd.	33,100	31,296
Spain - 2.3%
Almirall S.A.	2,138	36,274
Banco Bilbao Vizcaya Argentaria S.A.	10,177	60,402
Banco Santander S.A.	15,000	71,139
Iberdrola S.A.	13,011	107,542
Repsol S.A.	3,083	54,116
Sweden - 3.7%
Boliden AB	2,114	52,910
SSAB AB, Class B	10,876	36,415
Svenska Cellulosa AB SCA, Class B	14,290	125,695
Telefonaktiebolaget LM Ericsson, Class B	18,732	166,967
Volvo AB, Class B	10,986	158,307
Switzerland - 13.0%
Lonza Group AG*	471	124,437
Nestle S.A.	4,638	404,359
Novartis AG	4,443	387,877
Roche Holding AG	1,416	376,707
Straumann Holding AG	228	165,533
Swiss Life Holding AG*	472	194,724
UBS Group AG*	9,065	117,516
Zurich Insurance Group AG	310	97,295
United Kingdom - 15.0%
3i Group PLC	16,408	183,125
Ashtead Group PLC	7,492	190,034
Aviva PLC	16,624	90,411
Barclays PLC	56,186	117,111
Bellway PLC	2,453	91,232
BP PLC	25,707	175,608
Electrocomponents PLC	6,646	47,441
GlaxoSmithKline PLC	13,591	263,999
HSBC Holdings PLC	13,458	113,319
Imperial Brands PLC	2,735	90,786
Lloyds Banking Group PLC	122,334	93,263
Persimmon PLC	2,204	68,755
Redrow PLC	6,182	47,144
Royal Dutch Shell PLC, Class B	7,922	245,967
Standard Chartered PLC	10,690	86,216
Tesco PLC	88,456	258,949
Total common stocks (cost $13,476,716)		14,073,984

PREFERRED STOCKS - 1.2%
Germany - 1.2%
Volkswagen AG	992	169,202
Total preferred stocks (cost $181,509)		169,202
Total investment portfolio (cost $13,658,225) - 99.0%‡		14,243,186
Other assets in excess of liabilities - 1.0%		140,764
Total net assets - 100.0%		$14,383,950

*Non-income producing security
ADR - American depository receipt

‡The cost basis of investments for federal income tax purposes at January 31, 2019 was as follows+:
Cost of investments	$13,658,225
Gross unrealized appreciation	1,676,193
Gross unrealized depreciation	(1,091,232)
Net unrealized appreciation (depreciation)	$584,961

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2018 Annual Report.

Sector allocation
Sector	Percent of net assets
Financials	18.8%
Industrials	15.5%
Health care	14.5%
Consumer discretionary	10.9%
Consumer staples	9.2%
Information technology	8.0%
Energy	7.2%
Utilities	5.3%
Materials	4.2%
Communication services	4.1%
Real estate	1.3%

Industry allocation
Industry	Value	Percent of net assets
Pharmaceuticals	$ 1,522,976	10.6%
Banks	1,302,122	9.1%
Trading companies & distributors	1,157,003	8.0%
Insurance	1,106,446	7.7%
Oil, gas & consumable fuels	1,032,842	7.2%
Automobiles	890,579	6.2%
Electric utilities	620,985	4.3%
Food products	600,710	4.2%
Household durables	541,387	3.8%
Construction & engineering	458,301	3.2%
Food & staples retailing	392,129	2.7%
Electronic equipment, instruments & components	366,424	2.5%
Diversified telecommunication services	339,859	2.4%
Airlines	331,141	2.3%
Capital markets	300,641	2.1%
Health care equipment & supplies	276,246	1.9%
Chemicals	252,071	1.7%
Beverages	235,176	1.6%
Semiconductors & semiconductor equipment	225,034	1.6%
Wireless telecommunication services	213,849	1.5%
Real estate management & development	186,126	1.3%
Paper & forest products	181,495	1.3%
IT services	176,375	1.2%
Metals & mining	176,047	1.2%
Communications equipment	166,967	1.2%
Machinery	158,307	1.1%
Biotechnology	157,835	1.1%
Multi-utilities	136,570	0.9%
Software	130,256	0.9%
Life sciences tools & services	124,437	0.9%
Tobacco	90,785	0.6%
Technology hardware, storage & peripherals	85,223	0.6%
Textiles, apparel & luxury goods	74,727	0.5%
Marine	68,645	0.5%
Electrical equipment	63,608	0.4%
Auto components	63,001	0.4%
Media	36,861	0.3%

Investment Portfolios
(UNAUDITED) | 01.31.2019
CARILLON COUGAR TACTICAL ALLOCATION FUND
EXCHANGE TRADED FUNDS - 98.8%	Shares	Value
Equity - 65.9%
iShares Core MSCI EAFE ETF	40,804	$2,394,379
iShares Core MSCI Emerging Markets ETF	23,497	1,214,325
iShares Core S&P 500 ETF	35,470	9,631,879
iShares Core S&P Small-Cap ETF	31,373	2,405,995

Fixed Income - 32.9%
iShares Core U.S. Aggregate Bond ETF	72,694	7,811,697
Total exchange traded funds (cost $22,513,049)		23,458,275
Total investment portfolio (cost $22,513,049) - 98.8%‡		23,458,275
Other assets in excess of liabilities - 1.2%		283,688
Total net assets- 100.0%		$23,741,963

ETF - Exchange Traded Fund

‡The cost basis of investments for federal income tax purposes at January 31, 2019 was as follows+:
Cost of investments	$22,513,049
Gross unrealized appreciation	945,226
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$945,226

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2018 Annual Report.

Asset allocation
Asset class	Percent of net assets
Equity	65.9%
Fixed Income	32.9%

Investment Portfolios
(UNAUDITED) | 01.31.2019
CARILLON EAGLE GROWTH & INCOME FUND
COMMON STOCKS - 95.1%	Shares	Value
Aerospace & defense - 3.1%
Lockheed Martin Corp.	72,430	$20,982,247
Banks - 10.1%
JPMorgan Chase & Co.	264,749	27,401,522
The PNC Financial Services Group, Inc.	185,204	22,718,975
Wells Fargo & Co.	368,585	18,027,492
Beverages - 5.6%
PepsiCo, Inc.	144,400	16,269,548
The Coca-Cola Co.	440,337	21,193,420
Chemicals - 1.8%
DowDuPont, Inc.	225,840	12,152,450
Communications equipment - 3.5%
Cisco Systems, Inc.	503,069	23,790,133
Diversified telecommunication services - 2.4%
AT&T, Inc.	543,246	16,329,975
Electric utilities - 2.2%
Evergy, Inc.	257,631	14,767,409
Entertainment - 3.7%
Cinemark Holdings, Inc.	615,551	25,188,347
Equity real estate investment trusts (REITs) - 7.2%
Camden Property Trust	97,264	9,429,745
Crown Castle International Corp.	153,882	18,013,427
Prologis, Inc.	210,160	14,534,666
Simon Property Group, Inc.	34,051	6,201,368
Food & staples retailing - 2.2%
Sysco Corp.	237,414	15,158,884
Health care equipment & supplies - 5.3%
Abbott Laboratories	254,122	18,545,823
Medtronic PLC	193,220	17,078,716
Hotels, restaurants & leisure - 6.1%
Carnival Corp.	351,226	20,223,593
McDonald's Corp.	115,808	20,704,154
Household products - 3.3%
The Procter & Gamble Co.	228,388	22,032,590
Industrial conglomerates - 5.5%
3M Co.	69,892	13,999,367
Honeywell International, Inc.	161,852	23,246,803
Multi-utilities - 2.2%
Sempra Energy	124,232	14,532,659
Oil, gas & consumable fuels - 8.2%
Chevron Corp.	192,380	22,056,367
Occidental Petroleum Corp.	238,673	15,938,583
TOTAL S.A., Sponsored ADR	319,280	17,474,194

Pharmaceuticals - 10.5%
Johnson & Johnson	171,387	22,808,182
Merck & Co., Inc.	258,197	19,217,603
Novartis AG, Sponsored ADR	164,569	14,403,079
Pfizer, Inc.	330,069	14,011,429
Road & rail - 3.3%
Union Pacific Corp.	140,130	22,290,479
Software - 4.7%
Microsoft Corp.	304,925	31,843,318
Specialty retail - 1.8%
The Home Depot, Inc.	65,859	12,087,102
Tobacco - 2.4%
Altria Group, Inc.	320,996	15,841,153
Total common stocks (cost $463,836,584)		640,494,802
Total investment portfolio (cost $463,836,584) - 95.1%‡		640,494,802
Other assets in excess of liabilities - 4.9%		32,806,689
Total net assets - 100.0%		$673,301,491

ADR - American depository receipt

‡The cost basis of investments for federal income tax purposes at January 31, 2019 was as follows+:
Cost of investments	$463,836,584
Gross unrealized appreciation	182,255,136
Gross unrealized depreciation	(5,596,918)
Net unrealized appreciation (depreciation)	$176,658,218

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2018 Annual Report.

Sector allocation
Sector	Percent of net assets
Health care	15.7%
Consumer staples	13.4%
Industrials	12.0%
Financials	10.1%
Information technology	8.3%
Energy	8.2%
Consumer discretionary	7.9%
Real estate	7.2%
Communication services	6.2%
Utilities	4.3%
Materials	1.8%

Investment Portfolios
(UNAUDITED) | 01.31.2019
CARILLON EAGLE MID CAP GROWTH FUND
COMMON STOCKS - 98.2%	Shares	Value
Aerospace & defense - 2.1%
Harris Corp.	363,517	$55,683,534
Hexcel Corp.	672,008	45,501,662
Air freight & logistics - 0.8%
C.H. Robinson Worldwide, Inc.	447,345	38,816,126
Auto components - 0.8%
Aptiv PLC	490,997	38,852,593
Beverages - 2.4%
Constellation Brands, Inc., Class A	278,047	48,285,642
Monster Beverage Corp.*	1,126,140	64,460,254
Biotechnology - 4.4%
Bluebird Bio, Inc.*	224,006	29,889,121
Exact Sciences Corp.*	526,952	47,467,836
Incyte Corp.*	296,331	23,881,315
Sage Therapeutics, Inc.*	227,166	32,391,600
Sarepta Therapeutics, Inc.*	306,703	42,849,476
Seattle Genetics, Inc.*	468,343	35,795,456
Building products - 2.3%
A.O. Smith Corp.	705,682	33,773,940
Allegion PLC	324,772	27,884,924
Fortune Brands Home & Security, Inc.	1,025,956	46,475,807
Capital markets - 5.0%
Ameriprise Financial, Inc.	391,871	49,610,868
MarketAxess Holdings, Inc.	300,040	64,439,591
Moody's Corp.	292,353	46,340,874
Morningstar, Inc.	239,609	29,747,457
MSCI, Inc.	287,036	48,873,620
Chemicals - 1.3%
Albemarle Corp.	298,218	24,075,139
Huntsman Corp.	1,743,164	38,297,313
Commercial services & supplies - 3.3%
Ritchie Bros Auctioneers, Inc.	1,005,176	36,146,129
Waste Connections, Inc.	1,456,615	121,714,749
Construction & engineering - 0.7%
Fluor Corp.	845,632	30,924,762
Construction materials - 1.3%
Martin Marietta Materials, Inc.	363,310	64,189,611
Distributors - 1.4%
Pool Corp.	445,522	66,788,203
Diversified consumer services - 1.5%
Bright Horizons Family Solutions, Inc.*	352,038	40,762,480
ServiceMaster Global Holdings, Inc.*	770,520	30,042,575

Diversified telecommunication services - 0.7%
Zayo Group Holdings, Inc.*	1,281,371	35,173,634
Electronic equipment, instruments & components - 6.9%
Amphenol Corp., Class A	546,582	48,055,489
Cognex Corp.	1,280,401	58,258,246
Coherent, Inc.*	341,278	40,339,060
FLIR Systems, Inc.	1,122,258	54,855,971
IPG Photonics Corp.*	278,648	37,060,184
Keysight Technologies, Inc.*	1,248,146	92,387,767
Entertainment - 1.4%
Lions Gate Entertainment Corp., Class A	2,014,195	37,000,762
Take-Two Interactive Software, Inc.*	280,558	29,612,897
Equity real estate investment trusts (REITs) - 2.2%
SBA Communications Corp.*	584,613	106,709,411
Health care equipment & supplies - 6.6%
ABIOMED, Inc.*	138,674	48,684,281
Align Technology, Inc.*	210,008	52,281,491
DexCom, Inc.*	244,828	34,528,093
Edwards Lifesciences Corp.*	416,159	70,921,817
IDEXX Laboratories, Inc.*	267,606	56,941,205
Intuitive Surgical, Inc.*	96,101	50,322,328
Health care providers & services - 2.1%
Centene Corp.*	523,151	68,307,826
WellCare Health Plans, Inc.*	107,430	29,702,246
Hotels, restaurants & leisure - 3.7%
Caesars Entertainment Corp.*	3,174,689	29,016,657
Chipotle Mexican Grill, Inc.*	94,425	50,008,424
Royal Caribbean Cruises Ltd.	428,636	51,457,752
Vail Resorts, Inc.	250,342	47,129,385
Insurance - 1.1%
The Progressive Corp.	766,887	51,603,826
Interactive media & services - 3.9%
IAC/InterActiveCorp*	323,411	68,330,276
Twitter, Inc.*	2,557,256	85,821,511
Zillow Group, Inc., Class C*	888,147	31,165,078
Internet & direct marketing retail - 1.8%
Qurate Retail, Inc., Class A*	3,898,956	84,802,293
IT services - 4.6%
Global Payments, Inc.	413,714	46,451,808
Perspecta, Inc.	2,142,763	42,962,398
Shopify, Inc., Class A*	270,508	45,572,483
Square, Inc., Class A*	571,786	40,796,931
Worldpay, Inc., Class A*	529,696	44,219,022
Leisure products - 1.0%
Brunswick Corp.	981,210	49,374,487
Life sciences tools & services - 2.8%
Illumina, Inc.*	171,866	48,086,388
IQVIA Holdings, Inc.*	429,636	55,427,340
PRA Health Sciences, Inc.*	306,545	32,484,574

Media - 1.7%
Sirius XM Holdings, Inc.	13,884,428	80,946,215
Multiline retail - 1.4%
Dollar Tree, Inc.*	695,483	67,343,619
Oil, gas & consumable fuels - 1.8%
Diamondback Energy, Inc.	530,568	54,712,172
Parsley Energy, Inc., Class A*	1,791,977	33,294,933
Pharmaceuticals - 1.1%
Zoetis, Inc.	631,078	54,373,680
Professional services - 2.9%
IHS Markit Ltd.*	1,253,275	65,070,038
TransUnion	1,245,049	75,723,880
Road & rail - 0.7%
Old Dominion Freight Line, Inc.	252,007	34,255,312
Semiconductors & semiconductor equipment - 3.4%
Advanced Micro Devices, Inc.*	2,451,855	59,849,780
Maxim Integrated Products, Inc.	875,707	47,524,619
Microchip Technology, Inc.	661,329	53,151,012
Software - 11.1%
Autodesk, Inc.*	377,588	55,580,954
PTC, Inc.*	665,909	56,462,424
ServiceNow, Inc.*	449,144	98,820,663
Splunk, Inc.*	667,089	83,279,391
Synopsys, Inc.*	632,558	59,049,289
Tableau Software, Inc., Class A*	596,620	76,271,901
The Ultimate Software Group, Inc.*	187,934	51,319,137
Tyler Technologies, Inc.*	261,094	49,396,374
Specialty retail - 3.9%
AutoZone, Inc.*	66,340	56,212,536
Burlington Stores, Inc.*	757,148	130,009,883
Textiles, apparel & luxury goods - 2.6%
Canada Goose Holdings, Inc.*	841,890	43,323,659
Lululemon Athletica, Inc.*	559,508	82,700,878
Trading companies & distributors - 1.5%
United Rentals, Inc.*	302,220	37,856,077
W.W. Grainger, Inc.	121,491	35,887,227
Total common stocks (cost $4,012,438,693)		4,702,231,651
Total investment portfolio (cost $4,012,438,693) - 98.2%‡		4,702,231,651
Other assets in excess of liabilities - 1.8%		85,505,452
Total net assets - 100.0%		$4,787,737,103

*Non-income producing security

‡The cost basis of investments for federal income tax purposes at January 31, 2019 was as follows+:
Cost of investments	$4,012,438,693
Gross unrealized appreciation	838,038,418
Gross unrealized depreciation	(148,245,460)
Net unrealized appreciation (depreciation)	$689,792,958

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2018 Annual Report.

Sector allocation
Sector	Percent of net assets
Information technology	25.9%
Consumer discretionary	18.1%
Health care	17.0%
Industrials	14.3%
Communication services	7.7%
Financials	6.1%
Materials	2.7%
Consumer staples	2.4%
Real estate	2.2%
Energy	1.8%

Investment Portfolios
(UNAUDITED) | 01.31.2019
CARILLON EAGLE SMALL CAP GROWTH FUND
COMMON STOCKS - 98.8%	Shares	Value
Aerospace & defense - 2.9%
Aerojet Rocketdyne Holdings, Inc.*	1,516,519	$59,857,005
Hexcel Corp.	1,027,847	69,595,520
Auto components - 0.8%
Visteon Corp.*	462,950	35,596,225
Banks - 1.5%
Glacier Bancorp, Inc.	1,175,802	49,595,328
UMB Financial Corp.	274,892	17,692,049
Biotechnology - 12.3%
Acceleron Pharma, Inc.*	657,640	27,883,936
Aimmune Therapeutics, Inc.*	964,906	22,694,589
Amicus Therapeutics, Inc.*	1,859,320	22,386,213
Atara Biotherapeutics, Inc.*	1,220,241	46,369,158
Biohaven Pharmaceutical Holding Co. Ltd.*	690,417	26,297,984
Blueprint Medicines Corp.*	566,166	40,814,907
Dynavax Technologies Corp.*	1,636,176	18,030,660
Exact Sciences Corp.*	453,023	40,808,312
FibroGen, Inc.*	708,315	40,196,876
Heron Therapeutics, Inc.*	1,274,695	34,289,295
Intercept Pharmaceuticals, Inc.*	202,771	24,470,404
Kura Oncology, Inc.*	1,502,217	23,885,250
Ligand Pharmaceuticals, Inc.*	224,422	26,504,238
Loxo Oncology, Inc.*	256,146	60,091,852
Progenics Pharmaceuticals, Inc.*	3,948,024	17,489,746
Sage Therapeutics, Inc.*	173,482	24,736,798
Sarepta Therapeutics, Inc.*	369,507	51,623,823
Building products - 2.9%
Builders FirstSource, Inc.*	3,048,889	40,306,313
Trex Co., Inc.*	1,261,900	88,030,144
Capital markets - 1.3%
PJT Partners, Inc., Class A	694,343	30,190,034
Stifel Financial Corp.	612,446	29,317,790
Chemicals - 4.0%
Quaker Chemical Corp.	683,441	139,736,347
Sensient Technologies Corp.	619,608	38,898,990
Commercial services & supplies - 2.0%
Ritchie Bros Auctioneers, Inc.	1,436,989	51,674,125
The Brink's Co.	495,004	36,655,046
Communications equipment - 0.7%
Lumentum Holdings, Inc.*	594,857	29,094,456

Construction materials - 0.7%
Summit Materials, Inc., Class A*	2,180,026	33,267,197
Consumer finance - 2.6%
FirstCash, Inc.	566,835	46,724,209
Green Dot Corp., Class A*	954,592	70,658,900
Distributors - 0.8%
Pool Corp.	248,330	37,227,150
Diversified consumer services - 0.4%
Weight Watchers International, Inc.*	612,563	19,602,016
Electrical equipment - 1.1%
Bloom Energy Corp., Class A*	1,181,721	11,167,263
Thermon Group Holdings, Inc.*	1,616,313	37,272,178
Electronic equipment, instruments & components - 4.2%
Cognex Corp.	1,426,764	64,917,762
Coherent, Inc.*	406,487	48,046,763
IPG Photonics Corp.*	338,736	45,051,888
Littelfuse, Inc.	180,457	31,709,904
Entertainment - 0.7%
Take-Two Interactive Software, Inc.*	284,934	30,074,784
Equity real estate investment trusts (REITs) - 1.3%
Seritage Growth Properties, Class A	1,169,447	47,023,464
The GEO Group, Inc.	409,874	9,242,658
Food & staples retailing - 1.6%
Casey's General Stores, Inc.	551,366	70,949,777
Health care equipment & supplies - 6.4%
AxoGen, Inc.*	635,364	10,483,506
Haemonetics Corp.*	424,133	41,950,995
Insulet Corp.*	404,355	32,829,582
Merit Medical Systems, Inc.*	1,048,920	59,295,448
Natus Medical, Inc.*	379,071	12,789,856
NuVasive, Inc.*	371,614	18,632,726
Penumbra, Inc.*	197,677	28,763,980
Quidel Corp.*	397,803	23,084,508
Tandem Diabetes Care, Inc.*	732,007	31,827,664
West Pharmaceutical Services, Inc.	235,498	25,497,369
Health care providers & services - 1.9%
AMN Healthcare Services, Inc.*	255,111	16,528,641
Encompass Health Corp.	348,769	23,311,720
HealthEquity, Inc.*	392,041	24,439,836
Tivity Health, Inc.*	992,903	22,102,021
Health care technology - 3.2%
Evolent Health, Inc., Class A*	1,633,453	28,879,449
Medidata Solutions, Inc.*	511,726	36,312,077
Omnicell, Inc.*	500,403	32,591,247
Teladoc Health, Inc.*	729,515	46,834,863
Hotels, restaurants & leisure - 5.7%
Dave & Buster's Entertainment, Inc.	803,966	41,364,051
Penn National Gaming, Inc.*	2,403,342	58,257,010
Planet Fitness, Inc., Class A*	1,945,880	112,705,369
Wingstop, Inc.	628,954	41,290,830

Household durables - 0.9%
Universal Electronics, Inc.*	1,502,697	42,330,974
Insurance - 1.0%
Enstar Group Ltd.*	244,572	43,533,816
Internet & direct marketing retail - 0.9%
Etsy, Inc.*	755,412	41,283,266
IT services - 1.3%
Everi Holdings, Inc.*	4,516,662	30,035,802
EVO Payments, Inc., Class A*	1,034,062	26,006,660
Life sciences tools & services - 1.6%
NeoGenomics, Inc.*	2,002,651	33,284,060
PRA Health Sciences, Inc.*	359,334	38,078,624
Machinery - 6.5%
Chart Industries, Inc.*	1,216,688	90,886,594
Graco, Inc.	947,349	41,048,632
John Bean Technologies Corp.	684,254	54,357,138
Kennametal, Inc.	890,978	33,482,953
Woodward, Inc.	777,879	70,670,307
Multiline retail - 1.2%
Ollie's Bargain Outlet Holdings, Inc.*	663,513	51,866,811
Oil, gas & consumable fuels - 0.7%
Viper Energy Partners LP	984,969	31,233,367
Pharmaceuticals - 1.9%
Cymabay Therapeutics, Inc.*	2,061,772	17,937,417
Horizon Pharma PLC*	1,805,886	38,808,490
Zogenix, Inc.*	693,531	30,341,981
Professional services - 0.3%
WageWorks, Inc.*	414,283	13,070,629
Road & rail - 1.3%
Landstar System, Inc.	583,979	59,320,587
Semiconductors & semiconductor equipment - 2.7%
Cabot Microelectronics Corp.	252,552	25,732,523
Entegris, Inc.	2,077,267	68,653,675
Silicon Laboratories, Inc.*	367,464	28,110,996
Software - 13.2%
Alarm.com Holdings, Inc.*	648,459	40,807,525
Cornerstone OnDemand, Inc.*	1,509,541	86,557,081
Ellie Mae, Inc.*	355,896	26,976,917
Guidewire Software, Inc.*	636,923	55,208,486
Manhattan Associates, Inc.*	785,826	38,324,734
Pegasystems, Inc.	1,065,831	59,995,627
Proofpoint, Inc.*	457,630	46,618,768
PTC, Inc.*	423,284	35,890,250
RealPage, Inc.*	1,508,001	84,101,216
SailPoint Technologies Holding, Inc.*	1,373,769	39,221,105
Tableau Software, Inc., Class A*	349,879	44,728,531
The Ultimate Software Group, Inc.*	126,956	34,667,875

Specialty retail - 4.3%
At Home Group, Inc.*	1,600,488	35,274,755
Floor & Decor Holdings, Inc., Class A*	1,190,402	40,818,885
Genesco, Inc.*	770,617	34,816,476
MarineMax, Inc.*	1,861,655	33,100,226
National Vision Holdings, Inc.*	1,500,202	47,646,416
Textiles, apparel & luxury goods - 2.0%
Canada Goose Holdings, Inc.*	735,301	37,838,590
Steven Madden Ltd.	1,611,131	52,603,427
Total common stocks (cost $3,392,519,449)		4,422,794,266
Total investment portfolio (cost $3,392,519,449) - 98.8%‡		4,422,794,266
Other assets in excess of liabilities - 1.2%		55,256,706
Total net assets - 100.0%		$4,478,050,972

* Non-income producing security

‡The cost basis of investments for federal income tax purposes at January 31, 2019 was as follows+:
Cost of investments	$3,392,519,449
Gross unrealized appreciation	1,302,682,804
Gross unrealized depreciation	(272,407,987)
Net unrealized appreciation (depreciation)	$1,030,274,817

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2018 Annual Report.

Sector allocation
Sector	Percent of net assets
Health care	27.3%
Information technology	22.1%
Consumer discretionary	17.1%
Industrials	16.9%
Financials	6.4%
Materials	4.7%
Consumer staples	1.6%
Real estate	1.3%
Energy	0.7%
Communication services	0.7%

Investment Portfolios
(UNAUDITED) | 01.31.2019
CARILLON SCOUT INTERNATIONAL FUND
COMMON STOCKS - 93.9%	Shares	Value
Australia - 8.3%
BHP Group Ltd., Sponsored ADR	263,699	$13,498,752
Caltex Australia Ltd.	754,952	14,756,112
CSL Ltd.	82,539	11,736,517
Macquarie Group Ltd.	144,404	12,281,190
Woodside Petroleum Ltd.	435,631	10,896,584
Canada - 1.5%
Enbridge, Inc.	308,840	11,309,721
Denmark - 2.2%
Novo Nordisk A/S, Sponsored ADR	246,514	11,591,088
Pandora A/S	118,129	5,130,060
France - 8.0%
Air Liquide S.A.	75,212	9,130,678
AXA S.A.	547,703	12,701,301
BNP Paribas S.A.	258,392	12,176,955
Dassault Systemes SE	48,403	6,066,415
L'Oreal S.A.	34,057	8,208,573
TOTAL S.A.	222,820	12,215,216
Germany - 10.5%
Allianz SE, Sponsored ADR	633,949	13,417,531
BASF SE	184,012	13,480,254
Continental AG	80,003	12,643,362
Fresenius SE & Co. KGaA	202,904	10,520,545
Muenchener Rueckversicherungs-Gesellschaft AG	50,654	11,303,938
SAP SE, Sponsored ADR	102,341	10,584,106
Siemens AG	68,941	7,569,554
Hong Kong - 1.5%
AAC Technologies Holdings, Inc.	1,781,063	11,178,594
Ireland - 2.9%
Kerry Group PLC, Class A	95,382	9,739,292
Ryanair Holdings PLC, Sponsored ADR*	170,504	12,105,784
Japan - 13.6%
Astellas Pharma, Inc.	669,757	9,938,010
FANUC Corp.	58,626	9,971,205
JGC Corp.	710,051	10,894,029
Komatsu Ltd.	538,861	14,189,359
Kubota Corp.	578,001	9,163,660
Nitto Denko Corp.	207,355	11,729,093
ORIX Corp.	747,297	11,272,091
Sysmex Corp.	157,806	8,797,177
Tokyo Electron Ltd.	114,993	16,791,351
Mexico - 3.5%
Grupo Financiero Banorte S.A.B. de C.V., Class O	2,733,173	15,200,771
Wal-Mart de Mexico S.A.B. de C.V., Sponsored ADR	428,871	11,283,596
Norway - 1.7%
DNB ASA	711,696	12,632,061
Singapore - 1.2%
Singapore Telecommunications Ltd.	3,904,706	8,779,370
South Africa - 1.0%
MTN Group Ltd.	1,195,165	7,819,772
Spain - 1.9%
Banco Bilbao Vizcaya Argentaria S.A.	2,424,939	14,392,350

Sweden - 3.3%
Essity AB, Class B	434,489	12,021,682
Sandvik AB	798,495	12,759,823
Switzerland - 9.8%
ABB Ltd.	580,258	11,106,559
Adecco Group AG	277,650	13,913,331
Coca-Cola HBC AG*	262,998	8,839,113
Givaudan S.A.	4,110	9,971,097
Nestle S.A., Sponsored ADR	121,672	10,614,665
Novartis AG, Sponsored ADR	90,244	7,898,155
Roche Holding AG	45,118	12,003,001
Taiwan - 3.0%
Largan Precision Co. Ltd.	101,500	12,905,565
MediaTek, Inc.	1,221,930	9,901,226
Turkey - 2.3%
Turkiye Garanti Bankasi AS	10,110,646	17,738,615
United Kingdom - 12.7%
British American Tobacco PLC	301,420	10,625,040
Compass Group PLC	528,246	11,303,670
Diageo PLC, Sponsored ADR	75,784	11,568,428
Next PLC	196,884	12,521,534
Prudential PLC, Sponsored ADR	363,312	14,329,025
Reckitt Benckiser Group PLC	140,864	10,838,706
Royal Dutch Shell PLC, Class B, Sponsored ADR	191,741	12,041,335
WPP PLC	1,133,278	12,968,651
United States - 5.0%
Aflac, Inc.	277,659	13,244,334
Credicorp Ltd.	53,252	12,928,521
Mettler-Toledo International, Inc.*	18,556	11,841,697
Total common stocks (cost $527,125,197)		710,979,790

PREFERRED STOCKS - 4.8%
Colombia - 1.5%
Bancolombia S.A., Sponsored ADR	252,227	11,249,324
Germany - 3.3%
Henkel AG & Co. KGaA, Sponsored ADR	409,960	9,951,779
Volkswagen AG	91,505	15,607,672
Total preferred stocks (cost $23,830,411)		36,808,775
Total investment portfolio (cost $550,955,608) - 98.7%‡		747,788,565
Other assets in excess of liabilities - 1.3%		9,473,619
Total net assets - 100.0%		$757,262,184

ADR - American depository receipt
*Non-income producing security

‡The cost basis of investments for federal income tax purposes at January 31, 2019 was as follows+:
Cost of investments	$550,955,608
Gross unrealized appreciation	253,349,407
Gross unrealized depreciation	(56,516,450)
Net unrealized appreciation (depreciation)	$196,832,957

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2018 Annual Report.

Sector allocation
Sector	Percent of net assets
Financials	24.4%
Consumer staples	13.7%
Industrials	13.4%
Health care	11.1%
Information technology	8.9%
Energy	8.1%
Materials	7.6%
Consumer discretionary	7.6%
Communication services	3.9%

Industry allocation
Industry	Value	Percent of net assets
Banks	$ 96,318,597	12.7%
Insurance	64,996,129	8.6%
Oil, gas & consumable fuels	61,218,967	8.1%
Machinery	46,084,047	6.1%
Chemicals	44,311,122	5.8%
Pharmaceuticals	41,430,254	5.5%
Household products	32,812,167	4.3%
Semiconductors & semiconductor equipment	26,692,577	3.5%
Electronic equipment, instruments & components	24,084,160	3.2%
Beverages	20,407,541	2.7%
Food products	20,353,957	2.7%
Software	16,650,521	2.2%
Automobiles	15,607,672	2.1%
Professional services	13,913,331	1.8%
Metals & mining	13,498,752	1.8%
Media	12,968,651	1.7%
Auto components	12,643,362	1.7%
Multiline retail	12,521,534	1.6%
Capital markets	12,281,190	1.6%
Airlines	12,105,784	1.6%
Life sciences tools & services	11,841,697	1.6%
Biotechnology	11,736,517	1.5%
Hotels, restaurants & leisure	11,303,670	1.5%
Food & staples retailing	11,283,596	1.5%
Diversified financial services	11,272,091	1.5%
Electrical equipment	11,106,559	1.5%
Construction & engineering	10,894,029	1.4%
Tobacco	10,625,041	1.4%
Health care providers & services	10,520,544	1.4%
Health care equipment & supplies	8,797,177	1.2%
Diversified telecommunication services	8,779,370	1.1%
Personal products	8,208,573	1.1%
Wireless telecommunication services	7,819,772	1.0%
Industrial conglomerates	7,569,554	1.0%
Textiles, apparel & luxury goods	5,130,060	0.7%

Investment Portfolios
(UNAUDITED) | 01.31.2019
CARILLON SCOUT MID CAP FUND
COMMON STOCKS - 98.7%	Shares	Value
Aerospace & defense - 3.2%
Aerojet Rocketdyne Holdings, Inc.*	344,425	$13,594,455
BWX Technologies, Inc.	416,450	19,331,609
Harris Corp.	33,725	5,165,995
Hexcel Corp.	191,450	12,963,080
Huntington Ingalls Industries, Inc.	62,625	12,928,931
L3 Technologies, Inc.	20,275	3,991,742
Textron, Inc.	261,034	13,894,840
Airlines - 1.7%
Alaska Air Group, Inc.	164,950	10,548,553
JetBlue Airways Corp.*	1,039,275	18,696,557
Southwest Airlines Co.	143,825	8,163,507
Spirit Airlines, Inc.*	113,500	6,676,070
Auto components - 1.1%
Lear Corp.	83,200	12,806,976
Tenneco, Inc., Class A	468,650	16,252,782
Automobiles - 0.9%
Thor Industries, Inc.	348,925	22,721,996
Banks - 4.3%
Citizens Financial Group, Inc.	1,119,150	37,961,568
First Horizon National Corp.	1,228,050	18,027,774
KeyCorp	1,546,400	25,469,208
SunTrust Banks, Inc.	92,550	5,499,321
SVB Financial Group*	48,000	11,202,240
Umpqua Holdings Corp.	719,200	12,715,456
Biotechnology - 1.5%
BioMarin Pharmaceutical, Inc.*	129,975	12,759,646
Incyte Corp.*	143,800	11,588,842
Ionis Pharmaceuticals, Inc.*	231,600	13,432,800
Capital markets - 1.1%
Evercore, Inc., Class A	140,375	12,556,544
Moody's Corp.	98,200	15,565,682
Chemicals - 2.4%
Albemarle Corp.	160,450	12,953,128
CF Industries Holdings, Inc.	88,621	3,868,307
Huntsman Corp.	1,044,725	22,952,608
The Chemours Co.	352,625	12,606,344
Westlake Chemical Corp.	130,350	9,632,865
Communications equipment - 2.1%
Arista Networks, Inc.*	250,600	53,823,868

Construction & engineering - 0.4%
Dycom Industries, Inc.*	166,225	9,649,361
Construction materials - 0.6%
Martin Marietta Materials, Inc.	32,573	5,754,997
Vulcan Materials Co.	99,575	10,121,799
Diversified consumer services - 0.2%
H&R Block, Inc.	244,725	5,773,063
Diversified financial services - 2.5%
Voya Financial, Inc.	1,408,325	65,388,530
Electric utilities - 2.3%
Evergy, Inc.	267,173	15,314,356
Portland General Electric Co.	306,750	14,822,160
Xcel Energy, Inc.	576,875	30,205,175
Electrical equipment - 1.3%
Acuity Brands, Inc.	95,325	11,525,746
Rockwell Automation, Inc.	123,800	20,986,576
Electronic equipment, instruments & components - 3.9%
Cognex Corp.	173,850	7,910,175
IPG Photonics Corp.*	58,650	7,800,450
Keysight Technologies, Inc.*	614,125	45,457,533
Zebra Technologies Corp., Class A*	223,650	38,825,640
Energy equipment & services - 0.6%
Patterson-UTI Energy, Inc.	1,186,500	14,392,245
Entertainment - 1.8%
Live Nation Entertainment, Inc.*	54,700	2,926,997
Take-Two Interactive Software, Inc.*	190,500	20,107,275
The Madison Square Garden Co., Class A*	88,794	24,675,853
Equity real estate investment trusts (REITs) - 9.7%
AvalonBay Communities, Inc.	189,050	36,471,526
Cousins Properties, Inc.	2,917,840	25,822,884
EPR Properties	496,574	36,279,696
Healthcare Realty Trust, Inc.	812,450	26,234,011
Host Hotels & Resorts, Inc.	892,984	16,127,291
Lamar Advertising Co., Class A	154,498	11,502,376
Mid-America Apartment Communities, Inc.	540,175	54,708,924
Omega Healthcare Investors, Inc.	1,101,148	44,255,138
Food & staples retailing - 0.4%
Casey's General Stores, Inc.	89,825	11,558,681
Food products - 0.5%
Hormel Foods Corp.	212,525	8,994,058
Tyson Foods, Inc., Class A	69,200	4,284,864
Gas utilities - 2.6%
Atmos Energy Corp.	388,274	37,907,191
ONE Gas, Inc.	346,681	28,479,844

Health care equipment & supplies - 3.5%
ABIOMED, Inc.*	64,825	22,758,113
Align Technology, Inc.*	52,250	13,007,637
Edwards Lifesciences Corp.*	81,200	13,838,104
Masimo Corp.*	240,725	29,943,783
Teleflex, Inc.	36,700	10,037,450
Health care providers & services - 2.3%
Centene Corp.*	209,025	27,292,394
Humana, Inc.	26,181	8,089,667
Molina Healthcare, Inc.*	180,797	24,042,385
Hotels, restaurants & leisure - 2.6%
Darden Restaurants, Inc.	144,375	15,149,269
Hilton Grand Vacations, Inc.*	474,375	14,392,537
Royal Caribbean Cruises Ltd.	68,750	8,253,438
Six Flags Entertainment Corp.	241,075	14,847,809
Texas Roadhouse, Inc.	105,119	6,395,440
Vail Resorts, Inc.	49,350	9,290,631
Household durables - 1.6%
D.R. Horton, Inc.	348,025	13,381,561
Garmin Ltd.	209,525	14,494,940
PulteGroup, Inc.	465,725	12,951,812
Household products - 0.2%
The Clorox Co.	41,175	6,109,546
Insurance - 3.6%
Arch Capital Group Ltd.*	347,750	10,206,462
Everest Re Group Ltd.	22,175	4,857,434
Lincoln National Corp.	361,600	21,149,984
The Hanover Insurance Group, Inc.	104,250	11,888,670
The Hartford Financial Services Group, Inc.	161,500	7,577,580
W.R. Berkley Corp.	295,275	22,703,695
White Mountains Insurance Group Ltd.	16,275	14,543,014
Interactive media & services - 1.1%
IAC/InterActiveCorp*	85,675	18,101,414
Match Group, Inc.	180,475	9,653,608
Internet & direct marketing retail - 0.6%
eBay, Inc.*	115,300	3,879,845
Expedia Group, Inc.	97,700	11,650,725
IT services - 2.7%
DXC Technology Co.	483,875	31,026,065
Jack Henry & Associates, Inc.	70,500	9,415,275
Paychex, Inc.	306,475	21,698,430
Science Applications International Corp.	103,233	6,931,064
Machinery - 3.0%
Allison Transmission Holdings, Inc.	152,650	7,429,475
Parker-Hannifin Corp.	155,150	25,570,271
The Timken Co.	411,550	17,527,915
Xylem Inc.	393,875	28,067,533

Marine - 0.4%
Kirby Corp.*	123,400	9,243,894
Metals & mining - 1.3%
Newmont Mining Corp.	583,150	19,891,246
Steel Dynamics, Inc.	344,525	12,606,170
Mortgage real estate investment trusts (REITs) - 2.8%
AGNC Investment Corp.	4,035,975	72,284,312
Multi-utilities - 3.1%
CMS Energy Corp.	742,450	38,711,343
WEC Energy Group, Inc.	584,200	42,664,126
Oil, gas & consumable fuels - 2.9%
Cabot Oil & Gas Corp.	322,400	8,043,880
Diamondback Energy, Inc.	293,600	30,276,032
HollyFrontier Corp.	130,575	7,356,596
Newfield Exploration Co.*	676,815	12,372,178
Parsley Energy, Inc., Class A*	933,473	17,343,928
Pharmaceuticals - 2.1%
Jazz Pharmaceuticals PLC*	287,125	36,146,166
Supernus Pharmaceuticals, Inc.*	464,900	17,726,637
Road & rail - 0.7%
Norfolk Southern Corp.	47,775	8,013,778
Old Dominion Freight Line, Inc.	73,575	10,001,050
Semiconductors & semiconductor equipment - 4.5%
Analog Devices, Inc.	197,500	19,524,850
Lam Research Corp.	74,450	12,625,231
ON Semiconductor Corp.*	781,375	15,658,755
Skyworks Solutions, Inc.	280,825	20,511,458
Universal Display Corp.	77,625	8,059,804
Xilinx, Inc.	359,625	40,256,422
Software - 3.5%
Ellie Mae, Inc.*	76,250	5,779,750
Palo Alto Networks, Inc.*	87,700	18,839,714
Proofpoint, Inc.*	50,250	5,118,967
Red Hat, Inc.*	86,000	15,294,240
ServiceNow, Inc.*	104,325	22,953,587
Splunk, Inc.*	94,425	11,788,017
Workday, Inc., Class A*	59,700	10,837,341
Specialty retail - 5.9%
American Eagle Outfitters, Inc.	665,250	14,050,080
Best Buy Co., Inc.	351,725	20,836,189
Burlington Stores, Inc.*	130,000	22,322,300
Floor & Decor Holdings, Inc., Class A*	399,175	13,687,711
Foot Locker, Inc.	257,025	14,365,127
O'Reilly Automotive, Inc.*	50,100	17,267,466
Ross Stores, Inc.	233,175	21,480,081
Tractor Supply Co.	187,050	15,974,070
Ulta Beauty, Inc.*	43,525	12,705,818

Textiles, apparel & luxury goods - 1.0%
Ralph Lauren Corp.	114,525	13,300,933
Tapestry, Inc.	330,725	12,802,365
Trading companies & distributors - 2.6%
United Rentals, Inc.*	406,200	50,880,612
W.W. Grainger, Inc.	52,838	15,607,817
Water utilities - 0.7%
American Water Works Co., Inc.	183,525	17,557,837
Wireless telecommunication services - 0.9%
Sprint Corp.*	3,822,999	23,855,514
Total common stocks (cost $2,287,393,355)		2,549,396,076
Total investment portfolio (cost $2,287,393,355) - 98.7%‡		2,549,396,076
Other assets in excess of liabilities - 1.3%		32,822,395
Total net assets - 100.0%		$2,582,218,471

*Non-income producing security

‡The cost basis of investments for federal income tax purposes at January 31, 2019 was as follows+:
Cost of investments	$2,287,393,355
Gross unrealized appreciation	302,450,475
Gross unrealized depreciation	(40,447,754)
Net unrealized appreciation (depreciation)	$262,002,721

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2018 Annual Report.

Sector allocation
Sector	Percent of net assets
Information technology	16.7%
Financials	14.3%
Consumer discretionary	14.0%
Industrials	13.2%
Real estate	9.7%
Health care	9.3%
Utilities	8.7%
Materials	4.3%
Communication services	3.8%
Energy	3.5%
Consumer staples	1.2%

Investment Portfolios
(UNAUDITED) | 01.31.2019
CARILLON SCOUT SMALL CAP FUND
COMMON STOCKS - 99.5%	Shares	Value
Aerospace & defense - 3.8%
Astronics Corp.*	128,137	$3,929,971
Teledyne Technologies, Inc.*	35,339	7,923,711
Air freight & logistics - 0.5%
Radiant Logistics, Inc.*	322,550	1,593,397
Auto components - 1.0%
Stoneridge, Inc.*	117,933	3,079,231
Automobiles - 1.2%
Thor Industries, Inc.	56,011	3,647,436
Banks - 0.8%
Hilltop Holdings, Inc.	131,549	2,421,817
Biotechnology - 2.2%
Eagle Pharmaceuticals, Inc.*	52,896	2,235,385
Genomic Health, Inc.*	63,346	4,802,260
Capital markets - 1.4%
Cohen & Steers, Inc.	114,634	4,313,677
Chemicals - 1.4%
Balchem Corp.	54,758	4,546,009
Commercial services & supplies - 1.3%
Healthcare Services Group, Inc.	93,714	4,087,805
Construction & engineering - 1.3%
Dycom Industries, Inc.*	71,034	4,123,524
Consumer finance - 2.0%
Green Dot Corp., Class A*	52,566	3,890,935
PRA Group, Inc.*	85,137	2,512,393
Electronic equipment, instruments & components - 5.0%
ePlus, Inc.*	50,137	3,971,853
Fabrinet*	75,973	4,318,305
II-VI, Inc.*	152,473	5,787,875
Plexus Corp.*	32,179	1,805,886
Energy equipment & services - 0.3%
Geospace Technologies Corp.*	69,376	1,042,721
Equity real estate investment trusts (REITs) - 1.7%
CareTrust REIT, Inc.	141,374	3,107,401
QTS Realty Trust, Inc., Class A	56,818	2,392,606
Food & staples retailing - 1.6%
Performance Food Group Co.*	147,163	5,027,088

Health care equipment & supplies - 3.6%
Cutera, Inc.*	84,755	1,217,082
ICU Medical, Inc.*	31,523	7,842,922
Varex Imaging Corp.*	83,504	2,379,029
Health care providers & services - 12.6%
AMN Healthcare Services, Inc.*	98,877	6,406,241
BioTelemetry, Inc.*	123,089	8,840,252
HealthEquity, Inc.*	66,806	4,164,686
LHC Group, Inc.*	57,983	6,130,514
Molina Healthcare, Inc.*	55,136	7,331,985
U.S. Physical Therapy, Inc.	62,676	6,636,762
Health care technology - 3.9%
HMS Holdings Corp.*	131,877	3,954,991
Omnicell, Inc.*	128,709	8,382,817
Hotels, restaurants & leisure - 4.4%
Cracker Barrel Old Country Store, Inc.	24,713	4,133,991
Dave & Buster's Entertainment, Inc.	86,000	4,424,700
Lindblad Expeditions Holdings, Inc.*	178,755	2,196,899
The Cheesecake Factory, Inc.	66,289	2,975,050
Household durables - 3.5%
Installed Building Products, Inc.*	76,497	3,221,289
iRobot Corp.*	50,429	4,528,020
LGI Homes, Inc.*	56,880	3,372,984
Insurance - 0.9%
CNO Financial Group, Inc.	160,482	2,869,418
Internet & direct marketing retail - 1.7%
PetMed Express, Inc.	77,564	1,836,716
Stamps.com, Inc.*	18,200	3,386,656
IT services - 2.6%
Carbonite, Inc.*	178,515	5,112,669
Virtusa Corp.*	65,713	3,188,395
Life sciences tools & services - 6.2%
Bruker Corp.	168,967	5,923,983
Cambrex Corp.*	83,230	3,632,990
Medpace Holdings, Inc.*	58,300	3,754,520
PRA Health Sciences, Inc.*	58,786	6,229,552
Machinery - 5.0%
Albany International Corp., Class A	67,655	4,645,192
Chart Industries, Inc.*	49,897	3,727,306
Proto Labs, Inc.*	59,534	7,391,146
Metals & mining - 0.5%
Carpenter Technology Corp.	35,659	1,685,244
Oil, gas & consumable fuels - 0.3%
Gulfport Energy Corp.*	105,225	882,838
Pharmaceuticals - 2.3%
Amneal Pharmaceuticals, Inc.*	100,819	1,238,057
Supernus Pharmaceuticals, Inc.*	155,660	5,935,316
Professional services - 3.4%
Insperity, Inc.	75,849	8,091,571
WageWorks, Inc.*	82,733	2,610,226

Semiconductors & semiconductor equipment - 6.6%
Ambarella, Inc.*	69,020	2,622,760
Entegris, Inc.	109,093	3,605,524
Impinj, Inc.*	85,157	1,304,605
Inphi Corp.*	67,339	2,655,850
Power Integrations, Inc.	55,083	3,635,478
Semtech Corp.*	144,671	7,025,224
Software - 8.3%
Envestnet, Inc.*	83,303	4,519,188
j2 Global, Inc.	76,476	5,747,936
Pegasystems, Inc.	92,238	5,192,077
The Descartes Systems Group, Inc.*	117,066	3,636,070
The Trade Desk, Inc., Class A*	50,012	7,135,712
Specialty retail - 2.3%
Monro, Inc.	99,996	7,165,713
Technology hardware, storage & peripherals - 0.8%
Electronics For Imaging, Inc.*	90,811	2,398,319
Textiles, apparel & luxury goods - 1.1%
G-III Apparel Group Ltd.*	97,301	3,392,886
Thrifts & mortgage finance - 3.1%
Axos Financial, Inc.*	122,844	3,729,544
LendingTree, Inc.*	19,788	5,863,976
Trading companies & distributors - 0.9%
Systemax, Inc.	117,000	2,730,780
Total common stocks (cost $206,670,960)		313,204,937
Total investment portfolio (cost $206,670,960) - 99.5%‡		313,204,937
Other assets in excess of liabilities - 0.5%		1,566,757
Total net assets - 100.0%		$314,771,694

*Non-income producing security

‡The cost basis of investments for federal income tax purposes at January 31, 2019 was as follows+:
Cost of investments	$206,670,960
Gross unrealized appreciation	125,209,343
Gross unrealized depreciation	(18,675,366)
Net unrealized appreciation (depreciation)	$106,533,977

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2018 Annual Report.

Sector allocation
Sector	Percent of net assets
Health care	30.8%
Information technology	23.4%
Industrials	16.2%
Consumer discretionary	15.0%
Financials	8.1%
Materials	2.0%
Real estate	1.8%
Consumer staples	1.6%
Energy	0.6%

Investment Portfolios
(UNAUDITED) | 01.31.2019
CARILLON REAMS CORE BOND FUND
CORPORATE BONDS - 24.9%	Principal Amount	Value
Airlines - 1.6%
American Airlines, Pass Through Trust,
Series 2011-1, Class A, 5.25%, 07/31/22	$221,944	$225,673
Series 2013-1, Class A, 4.00%, 01/15/27 (b)	424,146	420,753
Series 2013-2, Class A, 4.95%, 07/15/24 (b)	191,479	195,557
Delta Air Lines, Pass Through Trust, Series 2007-1, Class A, 6.82%, 02/10/24 (b)	477,189	515,066
Northwest Airlines, Pass Through Trust, Series 2007-1, Class A, 7.03%, 05/01/21	350,720	359,242
Auto manufacturers 3.5%
Daimler Finance North America LLC,
144A, 1.75%, 10/30/19 (a)	675,000	668,879
144A, 2.30%, 01/06/20 (a)	560,000	555,021
144A, 3.35%, 05/04/21 (a)	1,080,000	1,078,178
Ford Motor Credit Co. LLC, 3.81%, 10/12/21	435,000	423,625
General Motors Financial Co., Inc.,
4.20%, 11/06/21	495,000	498,426
5.10%, 01/17/24	555,000	564,050
Banks - 7.9%
Bank of America Corp., 3.50%, 04/19/26	595,000	589,793
Citibank NA, 3.40%, 07/23/21	895,000	903,340
JPMorgan Chase & Co.,
2.55%, 03/01/21	540,000	536,518
2.75%, 06/23/20	320,000	319,165
(3 Month LIBOR USD + 0.55%), 3.32%, 03/09/21	1,880,000	1,882,963
UBS AG, 144A, 2.45%, 12/01/20 (a)	415,000	409,351
U.S. Bank NA, 3.15%, 04/26/21	1,130,000	1,135,924
Wells Fargo & Co.,
2.60%, 07/22/20	795,000	791,947
3.75%, 01/24/24	380,000	386,528
(3 Month LIBOR USD + 1.23%), 3.97%, 10/31/23	1,475,000	1,490,507
Beverages - 1.0%
Anheuser-Busch InBev Worldwide, Inc.,
4.75%, 01/23/29	560,000	581,689
4.90%, 01/23/31	515,000	535,066
Chemicals - 0.3%
The Sherwin-Williams Co., 2.25%, 05/15/20	315,000	311,607
Consumer finance - 1.2%
American Express Co., 2.20%, 10/30/20	665,000	657,116
American Express Credit Corp.,
1.88%, 05/03/19	95,000	94,796
2.60%, 09/14/20	540,000	537,908
Diversified telecommunication services - 0.5%
AT&T, Inc.,
3.80%, 03/01/24	280,000	283,487
4.25%, 03/01/27	245,000	248,005
Food products - 0.1%
Campbell Soup Co. (3 Month LIBOR USD + 0.63%), 3.42%, 03/15/21	90,000	89,103
Health care providers & services - 1.7%
Cigna Corp., 144A, 3.20%, 09/17/20 (a)	1,420,000	1,421,770
CVS Health Corp., 3.70%, 03/09/23	460,000	463,569

Insurance - 4.8%
American International Group, Inc., 6.40%, 12/15/20	535,000	567,586
Jackson National Life Global Funding (3 Month LIBOR USD + 0.30%), 144A, 3.06%, 04/27/20 (a)	2,080,000	2,076,920
MassMutual Global Funding II, 144A, 1.95%, 09/22/20 (a)	875,000	860,423
Metropolitan Life Global Funding I (3 Month LIBOR USD + 0.23%), 144A, 3.03%, 01/08/21 (a)	1,275,000	1,272,232
Reliance Standard Life Global Funding II, 144A, 2.50%, 01/15/20 (a)	385,000	382,768
Tobacco - 0.8%
Philip Morris International, Inc., 2.00%, 02/21/20	850,000	842,708
Transportation - 1.5%
Burlington Northern and Santa Fe Railway Co., Pass Through Trust,
Series 2001-2, 6.46%, 01/15/21 (b)	58,863	60,467
Series 2004-1, 4.58%, 01/15/21 (b)	125,888	127,647
CSX Transportation, Inc., 6.25%, 01/15/23	226,287	243,862
Union Pacific Railroad Co., Pass Through Trust,
Series 2004, 5.40%, 07/02/25 (b)	224,252	234,041
Series 2005, 5.08%, 01/02/29	475,204	504,155
Series 2006, 5.87%, 07/02/30	401,855	442,414
Total corporate bonds (cost $26,712,834)		26,789,845

MORTGAGE AND ASSET-BACKED SECURITIES - 26.6%
Asset-backed securities - 1.0%
Hertz Vehicle Financing II LP,
Series 2016-4A, Class A, 144A, 2.65%, 07/25/22 (a)	565,000	554,287
Series 2019-1A, Class A, 144A, 3.71%, 03/25/23 (a) (b)	485,000	486,819
Commercial mortgage-backed securities - 4.6%
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48	800,000	815,293
COMM Mortgage Trust, Series 2013-CCRE9, Class ASB, 3.83%, 07/12/45	573,727	585,460
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class A4, 3.38%, 05/12/45	870,794	874,880
Series 2013-GCJ14, Class AAB, 3.82%, 08/10/46	325,749	331,257
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class ASB, 3.14%, 05/17/45	1,324,099	1,326,007
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3, 3.21%, 10/19/48	955,000	960,654
Federal agency mortgage-backed obligations - 21.0%
Fannie Mae Pool,
Series 1313, Class MA, 2.00%, 01/01/23	246,253	242,647
Series 1671, Class AM, 2.10%, 12/01/27	945,780	904,821
Series 2182, Class AM, 2.16%, 01/01/23	1,272,179	1,246,569
Series 2822, Class AB, 2.50%, 03/01/26	213,297	211,081
Series 5796, Class AN, 3.03%, 06/01/27	355,000	346,693
Series 6090, Class AB, 2.50%, 09/01/22	242,277	240,518
Series 8744, Class AB, 2.00%, 03/01/23	100,225	98,754
Series 8874, Class AB, 2.00%, 04/01/23	102,844	101,336
Series 9180, Class AB, 2.00%, 05/01/23	312,110	307,531
Series 9550, Class AL, 2.50%, 07/01/25	320,081	317,745
Series 387770, 3.63%, 07/01/28	455,000	468,223
Series 465468, 3.33%, 07/01/20	229,815	230,319
TBA, 3.00%, 03/15/49	5,165,000	5,070,577
TBA, 3.50%, 03/15/49	5,265,000	5,286,698
Fannie Mae-Aces,
Series 2014-M13, Class AB2, VR, 2.95%, 08/25/24	45,390	46,036
Series 2015-M11, Class A1, 2.10%, 04/25/25	24,039	23,980
Series 2016-M2, Class ABV2, 2.13%, 01/25/23	341,144	333,774
Series 2016-M3, Class ASQ2, 2.26%, 02/25/23	985,069	970,555
Series 2016-M6, Class AB2, 2.40%, 05/25/26	1,004,709	973,607

Series 2016-M7, Class AV2, 2.16%, 10/25/23	2,495,000	2,425,733
Freddie Mac Gold Pool,
Series 14660, Class G, 2.00%, 01/01/28	978,166	949,176
Series 15226, Class G, 4.50%, 08/01/20	1,490	1,515
Freddie Mac REMIC, Series 3609, Class LA, 4.00%, 12/15/24	6,491	6,490
Ginnie Mae I Pool,
Series 0091, Class AD, 2.73%, 06/15/32	1,333,370	1,270,456
Series 2583, Class AB, 2.14%, 08/15/23	564,790	547,766
Total mortgage and asset-backed securities (cost $28,755,064)		28,557,257

U.S. TREASURIES - 55.2%
U.S. Treasury Inflation Indexed Notes, 0.75%, 07/15/28	3,574,489	3,576,211
U.S. Treasury Bonds,
2.75%, 08/15/47	5,710,000	5,427,399
3.00%, 08/15/48	3,055,000	3,049,391
U.S. Treasury Notes,
1.25%, 10/31/21	335,000	324,400
1.63%, 10/31/23	10,765,000	10,371,405
2.25%, 11/15/27	10,825,000	10,518,856
2.50%, 12/31/20	2,325,000	2,326,271
2.50%, 01/31/25	6,345,000	6,347,479
2.63%, 12/31/25	6,600,000	6,643,313
2.88%, 04/30/25	10,515,000	10,738,854
Total U.S. Treasuries (cost $58,759,603)		59,323,579

SHORT-TERM INVESTMENTS - 1.1%
Auto manufacturers - 1.1%
Ford Motor Credit Co. LLC, Commercial paper, 144A, ZCI, 3.12%, 04/15/19 (a)	1,185,000	1,177,183
Total short-term investments (cost $1,177,647)		1,177,183
Total investment portfolio (cost $115,405,148) - 107.8%‡		115,847,864
Liabilities in excess of other assets - (7.8)%		(8,361,778)
Total net assets - 100.0%		$107,486,086

(a) Restricted securities deemed to be liquid for purpose of compliance limitations on holdings of illiquid securities. At January 31, 2019, these securities aggregated $10,943,831 or 10.2% of the net assets of the Fund.

(b) This security is considered illiquid. As of January 31, 2019, the total market value of securities considered illiquid was $2,040,350 or 1.9% of net assets.
144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

TBA - To-be-announced security. Securities are being used in dollar roll transactions.
VR - Variable rate security. Interest rate adjusts periodically based on changes in current interest rates. Rate shown is the rate in effect at period end.
REMIC - Real estate mortgage investment conduit
ZCI - Zero coupon instrument. Rate disclosed is yield to maturity at January 31, 2019.

‡The cost basis of investments for federal income tax purposes at January 31, 2019 was as follows+:
Cost of investments	$115,405,148
Gross unrealized appreciation	906,667
Gross unrealized depreciation	(463,951)
Net unrealized appreciation (depreciation)	$442,716

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2018 Annual Report.

CARILLON REAMS CORE BOND FUND
SWAP CONTRACTS - CREDIT DEFAULT SWAPS

Exchange	Reference Entity	Buy/Sell(b) Protection	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Value(c)	Value (d)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Intercontinental Exchange	CDX North America Investment Grade Index Series 31	Sell	Receive	1%/Quarterly	12/20/2023	$20,720,000	$332,724	$92,985	$239,739
Total swap contracts						$20,720,000	$332.734	$92,985	$239,739

There is $3,594 of variation margin due from the Fund to the broker as of January 31, 2019.

(b)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.
(c)The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(d)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Investment Portfolios
(UNAUDITED) | 01.31.2019
CARILLON REAMS CORE PLUS BOND FUND
CORPORATE BONDS - 22.6%	Principal Amount	Value
Airlines - 1.3%
American Airlines, Pass Through Trust,
Series 2011-1, Class A, 5.25%, 07/31/22	$780,768	$793,885
Series 2013-1, Class A, 4.00%, 01/15/27 (b)	84,228	83,554
Series 2013-2, Class A, 4.95%, 07/15/24 (b)	1,028,881	1,050,796
Delta Air Lines, Pass Through Trust, Series 2007-1, Class A, 6.82%, 02/10/24 (b)	750,185	809,731
Northwest Airlines, Pass Through Trust, Series 2007-1, Class A, 7.03%, 05/01/21	2,436,743	2,495,955
US Airways, Pass Through Trust,
Series 2011-1, Class A, 7.13%, 04/22/25	765,773	837,220
Series 2012-1, Class A, 5.90%, 04/01/26	1,834,068	1,947,597
Auto manufacturers - 3.4%
Daimler Finance North America LLC,
144A, 1.75%, 10/30/19 (a)	1,780,000	1,763,859
144A, 2.30%, 01/06/20 (a)	4,830,000	4,787,059
144A, 3.35%, 05/04/21 (a)	6,340,000	6,329,301
Ford Motor Credit Co. LLC, 3.81%, 10/12/21	2,545,000	2,478,448
General Motors Financial Co., Inc.,
4.20%, 11/06/21	2,900,000	2,920,071
5.10%, 01/17/24	3,275,000	3,328,404
Banks - 7.0%
Bank of America Corp., 3.50%, 04/19/26	3,060,000	3,033,218
Citibank NA, 3.40%, 07/23/21	4,950,000	4,996,126
JPMorgan Chase & Co.,
2.55%, 03/01/21	2,835,000	2,816,720
2.75%, 06/23/20	2,445,000	2,438,622
3.25%, 09/23/22	1,780,000	1,794,277
(3 Month LIBOR USD + 0.55%), 3.32%, 03/09/21	7,145,000	7,156,259
UBS AG, 144A, 2.45%, 12/01/20 (a)	2,600,000	2,564,609
U.S. Bank NA, 3.15%, 04/26/21	6,660,000	6,694,917
Wells Fargo & Co.,
2.60%, 07/22/20	3,877,000	3,862,113
3.75%, 01/24/24	2,285,000	2,324,256
(3 Month LIBOR USD + 1.23%), 3.97%, 10/31/23	6,390,000	6,457,178
Beverages - 1.0%
Anheuser-Busch InBev Worldwide, Inc.,
4.75%, 01/23/29	3,285,000	3,412,227
4.90%, 01/23/31	3,015,000	3,132,476
Chemicals - 0.3%
The Sherwin-Williams Co., 2.25%, 05/15/20	1,950,000	1,928,994
Consumer finance - 1.3%
American Express Co., 2.20%, 10/30/20	3,230,000	3,191,709
American Express Credit Corp.,
1.88%, 05/03/19	1,920,000	1,915,876
2.60%, 09/14/20	2,915,000	2,903,707
Diversified telecommunication services - 0.6%
AT&T, Inc.,
3.80%, 03/01/24	1,445,000	1,462,997
4.25%, 03/01/27	2,170,000	2,196,616
Food products - 0.1%
Campbell Soup Co. (3 Month LIBOR USD + 0.63%), 3.42%, 03/15/21	545,000	539,571

Health care providers & services - 1.7%
Cigna Corp., 144A, 3.20%, 09/17/20 (a)	8,525,000	8,535,623
CVS Health Corp., 3.70%, 03/09/23	2,750,000	2,771,334
Insurance - 4.9%
American International Group, Inc., 6.40%, 12/15/20	3,175,000	3,368,385
Jackson National Life Global Funding (3 Month LIBOR USD + 0.30%), 144A, 3.06%, 04/27/20 (a)	12,265,000	12,246,835
MassMutual Global Funding II, 144A, 1.95%, 09/22/20 (a)	5,920,000	5,821,373
Metropolitan Life Global Funding I (3 Month LIBOR USD + 0.23%), 144A, 3.03%, 01/08/21 (a)	7,515,000	7,498,688
Reliance Standard Life Global Funding II, 144A, 2.50%, 01/15/20 (a)	2,050,000	2,038,116
Oil, gas & consumable fuels - 0.3%
Energy Transfer Operating LP, 4.05%, 03/15/25	2,205,000	2,178,147
Tobacco - 0.6%
Philip Morris International, Inc., 2.00%, 02/21/20	4,130,000	4,094,572
Transportation - 0.1%
Burlington Northern and Santa Fe Railway Co., Pass Through Trust,
Series 2001-2, 6.46%, 01/15/21 (b)	183,435	188,432
Series 2005-4, 4.97%, 04/01/23	355,317	366,914
Total corporate bonds (cost $142,736,085)		143,556,767

MORTGAGE AND ASSET-BACKED SECURITIES - 23.1%
Asset-backed securities - 1.1%
Hertz Vehicle Financing II LP,
Series 2016-4A, Class A, 144A, 2.65%, 07/25/22 (a)	3,245,000	3,183,472
Series 2019-1A, Class A, 144A, 3.71%, 03/25/23 (a) (b)	2,910,000	2,920,912
Home Equity Loan Trust, Series 2006-HSA2, Class AI3, VR, 5.55%, 11/25/27	336,024	167,374
RFMSII Trust, Series 2006-HSA1, Class A4, SB, 5.99%, 02/25/36	708,499	690,623
Commercial mortgage-backed securities - 3.2%
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48	5,600,000	5,707,052
COMM Mortgage Trust, Series 2013-CCRE9, Class ASB, 3.83%, 07/12/45	3,642,710	3,717,208
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class A4, 3.38%, 05/12/45	4,624,374	4,646,074
Series 2013-GCJ14, Class AAB, 3.82%, 08/10/46	2,050,840	2,085,517
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3, 3.21%, 10/19/48	4,075,000	4,099,125
Federal agency mortgage-backed obligations - 18.8%
Fannie Mae Pool,
Series 1313, Class MA, 2.00%, 01/01/23	1,072,218	1,056,518
Series 1500, Class MA, 2.00%, 07/01/23	956,325	941,756
Series 1671, Class AM, 2.10%, 12/01/27	1,832,448	1,753,091
Series 2182, Class AM, 2.16%, 01/01/23	6,518,276	6,387,057
Series 2822, Class AB, 2.50%, 03/01/26	444,803	440,182
Series 5796, Class AN, 3.03%, 06/01/27	2,045,000	1,997,145
Series 6090, Class AB, 2.50%, 09/01/22	1,156,200	1,147,807
Series 8744, Class AB, 2.00%, 03/01/23	440,273	433,813
Series 8874, Class AB, 2.00%, 04/01/23	451,568	444,944
Series 9180, Class AB, 2.00%, 05/01/23	1,458,564	1,437,164
Series 9550, Class AL, 2.50%, 07/01/25	1,513,345	1,502,296
Series 387770, 3.63%, 07/01/28	2,495,000	2,567,509
Series 465468, 3.33%, 07/01/20	489,724	490,799
Series 466284, 3.33%, 10/01/20	3,218,138	3,243,958
Series 466319, 3.23%, 11/01/20	3,120,828	3,142,494
TBA, 3.00%, 03/15/49	31,285,000	30,713,071
TBA, 3.50%, 03/15/49	28,465,000	28,582,307

Fannie Mae-Aces,
Series 2014-M13, Class AB2, VR, 2.95%, 08/25/24	224,426	227,622
Series 2015-M11, Class A1, 2.10%, 04/25/25	78,559	78,365
Series 2016-M2, Class ABV2, 2.13%, 01/25/23	1,335,277	1,306,429
Series 2016-M3, Class ASQ2, 2.26%, 02/25/23	3,780,660	3,724,955
Series 2016-M6, Class AB2, 2.40%, 05/25/26	4,653,653	4,509,594
Series 2016-M7, Class AV2, 2.16%, 10/25/23	9,610,000	9,343,203
Freddie Mac Gold Pool,
Series 14660, Class G, 2.00%, 01/01/28	5,231,901	5,076,840
Series 15226, Class G, 4.50%, 08/01/20	6,567	6,678
Freddie Mac REMIC, Series 3609, Class LA, 4.00%, 12/15/24	30,670	30,665
Ginnie Mae I Pool,
Series 0091, Class AD, 2.73%, 06/15/32	7,327,836	6,982,079
Series 2583, Class AB, 2.14%, 08/15/23	1,462,078	1,418,008
Total mortgage and asset-backed securities (cost $146,757,948)		146,203,706

U.S. TREASURIES - 58.5%
U.S. Treasury Inflation Indexed Notes, 0.75%, 07/15/28	20,392,662	20,402,486
U.S Treasury Bonds,
2.75%, 08/15/47	34,200,000	32,507,367
3.00%, 08/15/48	18,480,000	18,446,072
U.S. Treasury Notes,
1.63%, 10/31/23	81,925,000	78,929,617
2.25%, 11/15/27	64,380,000	62,559,253
2.50%, 12/31/20	18,575,000	18,585,158
2.50%, 01/31/25	36,775,000	36,789,365
2.63%, 12/31/25	39,475,000	39,734,055
2.88%, 04/30/25	61,990,000	63,309,709
Total U.S. Treasuries (cost $368,682,518)		371,263,082

SHORT-TERM INVESTMENTS - 1.1%
Auto manufacturers - 1.1%
Ford Motor Credit Co. LLC, Commercial paper, 144A, ZCI, 3.12%, 04/15/19 (a)	6,995,000	6,948,859
Total short-term investments (cost $6,951,596)		6,948,859
Total investment portfolio (cost $665,128,147) - 105.3%		667,972,414
Liabilities in excess of other assets - (5.3)%		(33,482,269)
Total net assets - 100.0%		$634,490,145

(a) Restricted securities deemed to be liquid for purpose of compliance limitations on holdings of illiquid securities. At January 31, 2019, these securities aggregated $64,638,706  or 10.2% of the net assets of the Fund.

(b) This security is considered illiquid. As of January 31, 2019, the total market value of securities considered illiquid was $5,053,425 or 0.8% of net assets.
144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

TBA - To-be-announced security. Securities are being used in dollar roll transactions.
VR - Variable rate security. Interest rate adjusts periodically based on changes in current interest rates. Rate shown is the rate in effect at period end.
SB - Step bond. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown is the rate in effect as of January 31, 2019.
REMIC - Real estate mortgage investment conduit
ZCI - Zero coupon instrument. Rate disclosed is yield to maturity at January 31, 2019.

‡The cost basis of investments for federal income tax purposes at January 31, 2019 was as follows+:
Cost of investments	$665,128,147
Gross unrealized appreciation	5,846,600
Gross unrealized depreciation	(3,002,333)
Net unrealized appreciation (depreciation)	$2,844,267

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2018 Annual Report.

CARILLON REAMS CORE PLUS BOND FUND
FUTURES CONTRACTS - LONG

Description	Expiration Date	Number of Contracts	Notional Value at Trade Date	Notional Value at January 31, 2019	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	March 2019	1,352	$161,049,642	$165,577,750	$4,528,108

FUTURES CONTRACTS - SHORT

Description	Expiration Date	Number of Contracts	Notional Value at Trade Date	Notional Value at January 31, 2019	Unrealized Appreciation (Depreciation)
Euro-Bond Futures^	March 2019	(741)	$(137,703,680)	$(140,512,401)	$(2,808,721)

Total futures contracts					$1,719,387

^ Euro-Bond futures contracts are denominated in Euro. Notional Value at Trade Date, Notional Value at January 31, 2019 and Unrealized Appreciation (Depreciation) have been translated into U.S. Dollars as of January 31, 2019.

There is $171,280 of variation margin due from the broker to the Fund as of January 31, 2019.

CARILLON REAMS CORE PLUS BOND FUND
SWAP CONTRACTS - CREDIT DEFAULT SWAPS
								Premiums	Unrealized
Reference		Buy/Sell(b)	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Exchange	Entity	Protection	Fixed Rate	Rate	Date	Value(c)	Value (d)	(Received)	(Depreciation)
Intercontinental Exchange	CDX North America High Yield Index Series 31	Sell	Receive	5%/Quarterly	12/20/2023	$31,213,000	$2,016,792	$594,124	$1,422,668
Intercontinental Exchange	CDX North American Investment Grade Index Series 31	Sell	Receive	1%/Quarterly	12/20/2023	$120,710,000	$1,940,240	$543,625	$1,396,615
Total swap contracts						$151,923,000	$3,957,032	$1,137,749	$2,819,283

There is $38,806 of variation margin due from the Fund to the broker as of January 31, 2019.

(b)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.
(c)The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(d)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Investment Portfolios
(UNAUDITED) | 01.31.2019
CARILLON REAMS UNCONSTRAINED BOND FUND
CORPORATE BONDS - 21.6%	Amount	Value
Aerospace & defense - 1.1%
General Dynamics Corp., 2.88%, 05/11/20	$13,045,000	$13,072,092
Airlines - 1.2%
American Airlines, Pass Through Trust, Series 2013-2, Class A, 4.95%, 07/15/24 (b)	1,623,743	1,658,328
Continental Airlines, Pass Through Trust, Series 2007-1, Class A, 5.98%, 10/19/23	1,723,357	1,797,289
Northwest Airlines, Pass Through Trust, Series 2007-1, Class A, 7.03%, 05/01/21	3,220,526	3,298,785
US Airways, Pass Through Trust,
Series 2010-1, Class A, 6.25%, 10/22/24	4,525,688	4,791,798
Series 2012-1, Class A, 5.90%, 04/01/26	2,531,670	2,688,380
Auto manufacturers - 6.4%
Daimler Finance North America LLC,
144A, 1.75%, 10/30/19 (a)	5,150,000	5,103,300
144A, 2.30%, 01/06/20 (a)	8,650,000	8,573,097
144A, 3.10%, 05/04/20 (a)	12,005,000	11,992,046
144A, 3.35%, 05/04/21 (a)	15,050,000	15,024,602
Ford Motor Credit Co. LLC,
2.43%, 06/12/20	8,440,000	8,243,449
3.81%, 10/12/21	6,300,000	6,135,255
General Motors Financial Co., Inc.,
3.55%, 04/09/21	7,735,000	7,727,424
5.10%, 01/17/24	13,755,000	13,979,295
Banks - 5.2%
Citigroup, Inc. (3 Month LIBOR USD + 0.95%), 3.73%, 07/24/23	11,970,000	11,911,047
JPMorgan Chase & Co., 2.75%, 06/23/20	5,485,000	5,470,693
UBS AG, 144A, 2.45%, 12/01/20 (a)	5,755,000	5,676,663
U.S. Bank NA, 3.15%, 04/26/21	15,830,000	15,912,994
Wells Fargo & Co.,
2.55%, 12/07/20	6,005,000	5,960,099
3.75%, 01/24/24	3,500,000	3,560,129
(3 Month LIBOR USD + 1.23%), 3.97%, 10/31/23	13,305,000	13,444,875
Beverages - 1.1%
Anheuser-Busch InBev Worldwide, Inc.,
4.75%, 01/23/29	6,765,000	7,027,006
4.90%, 01/23/31	6,210,000	6,451,965
Capital markets - 0.2%
The Goldman Sachs Group, Inc., 2.75%, 09/15/20	2,750,000	2,734,848
Chemicals - 0.3%
The Sherwin-Williams Co., 2.25%, 05/15/20	3,895,000	3,853,043
Consumer finance - 1.1%
American Express Co., 2.20%, 10/30/20	6,450,000	6,373,536
American Express Credit Corp., 2.60%, 09/14/20	6,435,000	6,410,070
Food products - 0.1%
Campbell Soup Co. (3 Month LIBOR USD + 0.63%), 3.42%, 03/15/21	1,280,000	1,267,249
Health care equipment & supplies - 1.0%
Becton Dickinson and Co.,
2.13%, 06/06/19	4,855,000	4,833,327
2.40%, 06/05/20	6,700,000	6,616,855
Health care providers & services - 2.0%
Cigna Corp., 144A, 3.20%, 09/17/20 (a)	18,070,000	18,092,518
CVS Health Corp., 3.70%, 03/09/23	6,340,000	6,389,184

Insurance - 1.4%
MassMutual Global Funding II, 144A, 1.95%, 09/22/20 (a)	12,055,000	11,854,163
Reliance Standard Life Global Funding II, 144A, 2.50%, 01/15/20 (a)	4,550,000	4,523,624
Oil, gas & consumable fuels - 0.5%
Energy Transfer Operating LP, 4.05%, 03/15/25	6,392,000	6,314,156
Total corporate bonds (cost $257,692,167)		258,763,184

MORTGAGE AND ASSET-BACKED SECURITIES - 11.5%
Asset-backed securities - 1.5%
Countrywide Asset-Backed Certificates, Series 2006-S10, Class A3 (1 Month LIBOR USD + 0.32%), 2.83%, 10/25/36	1,240,716	1,177,464
Hertz Vehicle Financing II LP,
Series 2016-2A, Class A, 144A, 2.95%, 03/25/22 (a)	6,315,000	6,256,309
Series 2016-4A, Class A, 144A, 2.65%, 07/25/22 (a)	3,530,000	3,463,068
Series 2019-1A, Class A, 144A, 3.71%, 03/25/23 (a) (b)	5,440,000	5,460,400
Home Equity Loan Trust, Series 2006-HSA2, Class AI3, VR, 5.55%, 11/25/27	3,396,445	1,691,772
Commercial mortgage-backed securities - 7.3%
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A1, 2.86%, 03/10/51	2,718,983	2,713,313
COMM Mortgage Trust,
Series 2012-CCRE4, Class ASB, 2.44%, 10/17/45	7,722,980	7,625,916
Series 2013-CCRE10, 3.80%, 08/10/46	1,706,987	1,738,540
GS Mortgage Securities Trust,
Series 2013-GC14, Class AAB, 3.82%, 08/10/46	4,358,607	4,432,307
Series 2014-GC22, Class A3, 3.52%, 06/12/47	14,705,161	14,885,336
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class ASB, 2.44%, 12/17/47	10,105,780	9,988,199
UBS Commercial Mortgage Trust, Series 2018-C11, Class A1, 3.21%, 06/16/51	4,656,606	4,677,124
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class ASB, VR, 3.93%, 07/17/46	10,160,716	10,400,414
WFRBS Commercial Mortgage Trust,
Series 2012-C10, Class ASB, 2.45%, 12/15/45	5,218,928	5,169,235
Series 2013-C13, Class A3, 2.75%, 05/17/45	5,293,726	5,227,219
Series 2013-C15, Class ASB, 3.72%, 08/17/46	3,863,094	3,918,996
Series 2013-C18, Class A3, 3.65%, 12/17/46	7,315,000	7,390,824
Series 2014-C21, Class A3, 3.43%, 08/16/47	9,870,000	9,912,697
Federal agency mortgage-backed obligations - 2.7%
Fannie Mae Pool,
Series 3961, Class AN, 3.16%, 12/01/31	3,579,271	3,472,117
Series 5796, Class AN, 3.03%, 06/01/27	4,095,000	3,999,173
Series 387770, 3.63%, 07/01/28	4,760,000	4,898,333
TBA, 3.00%, 03/15/49	19,950,000	19,585,289
Total mortgage and asset-backed securities (cost $138,092,708)		138,084,045

U.S. TREASURIES - 63.4%
United States Treasury Inflation Indexed Bonds, 1.00%, 02/15/48	14,232,325	13,938,783
United States Treasury Inflation Indexed Notes,
0.50%, 01/15/28	14,049,475	13,702,994
0.75%, 07/15/28	19,448,836	19,458,206
U.S. Treasury Notes,
1.25%, 10/31/21	49,765,000	48,190,405
1.63%, 07/31/19	181,290,000	180,532,264
1.88%, 02/28/22	26,650,000	26,207,568
2.00%, 12/31/21	133,325,000	131,736,558
2.25%, 02/29/20	19,000,000	18,939,883
2.25%, 08/15/27	51,525,000	50,154,355
2.25%, 11/15/27	72,430,000	70,381,589
2.63%, 12/15/21	120,715,000	121,365,729
2.75%, 02/28/25	63,845,000	64,750,302
Total U.S. Treasuries (cost $761,600,512)		759,358,636

SHORT-TERM INVESTMENTS - 1.4%
Auto manufacturers - 1.4%
Ford Motor Credit Co. LLC, Commercial paper, 144A, ZCI, 3.12%, 04/15/19 (a)	16,890,000	16,778,589
Total short-term investments (cost $16,785,198)		16,778,589
Total investment portfolio (cost $1,174,170,585) - 97.9%‡		1,172,984,454
Other assets in excess of liabilities - 2.1%		24,887,965
Total net assets - 100.0%		$1,197,872,419

(a) Restricted securities deemed to be liquid for purpose of compliance limitations on holdings of illiquid securities. At January 31, 2019, these securities aggregated $112,798,379  or 9.4% of the net assets of the Fund.

(b) This security is considered illiquid. As of January 31, 2019, the total market value of securities considered illiquid was $7,118,728 or 0.6% of net assets.
144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

VR - Variable rate security. Interest rate adjusts periodically based on changes in current interest rates. Rate shown is the rate in effect at period end.
TBA - To-be-announced security. Securities are being used in dollar roll transactions.
ZCI - Zero coupon instrument. Rate disclosed is yield to maturity at January 31, 2019.

‡The cost basis of investments for federal income tax purposes at January 31, 2019 was as follows+:
Cost of investments	$1,174,170,585
Gross unrealized appreciation	5,278,174
Gross unrealized depreciation	(6,464,305)
Net unrealized appreciation (depreciation)	$(1,186,131)

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2018 Annual Report.

CARILLON REAMS UNCONSTRAINED BOND FUND
FUTURES CONTRACTS - LONG

Description	Expiration Date	Number of Contracts	Notional Value at Trade Date	Notional Valueat January 31, 2019	Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	March 2019	1,497	$169,035,526	$171,944,484	$2,908,958
10-Year U.S. Treasury Note	March 2019	693	82,548,502	84,870,844	2,322,342

FUTURES CONTRACTS - SHORT

Description	Expiration Date	Number of Contracts	Notional Value at Trade Date	Notional Valueat January 31, 2019	Unrealized Appreciation (Depreciation)
Euro-Bond Futures^	March 2019	(2,515)	$(467,375,703)	$(476,907,814)	$(9,532,111)

Total futures contracts					$(4,300,811)

^ Euro-Bond futures contracts are denominated in Euro. Notional Value at Trade Date, Notional Value at January 31, 2019 and Unrealized Appreciation (Depreciation) have been translated into U.S. Dollars as of January 31, 2019.

There is $845,744 of variation margin due from the Fund to the broker as of January 31, 2019.

CARILLON REAMS UNCONSTRAINED BOND FUND
SWAP CONTRACTS - CREDIT DEFAULT SWAPS

								Premiums	Unrealized
Reference		Buy/Sell(b)	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Exchange	Entity	Protection	Fixed Rate	Rate	Date	Value(c)	Value(d)	(Received)	(Depreciation)
Intercontinental Exchange	CDX North America High Yield Index Series 31	Sell	Receive	5%/Quarterly	12/20/2023	$120,520,400	$7,800,350	$2,383,494	$5,416,856
Intercontinental Exchange	CDX North America Investment Grade Index Series 31	Sell	Receive	1%/Quarterly	12/20/2023	$223,560,000	$3,618,569	$1,180,915	$2,437,654
Total swap contracts						$344,080,400	$11,418,919	$3,564,409	$7,854,510

There is $180,867 of variation margin due from the Fund to the broker as of January 31, 2019.

(b)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.
(c)The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(d)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes to Investment Portfolios
(UNAUDITED) 01.31.2019

Valuation of securities | The price of each Fund’s shares is based on the NAV per share of each class of a Fund. Each Fund normally determines the NAV of its shares each business day as of the scheduled close of regular trading on the New York Stock Exchange (NYSE) and the Nasdaq (typically 4:00 p.m. ET). A Fund will not treat an intraday unscheduled disruption in trading on either the NYSE or Nasdaq as a closure of that particular market, and will price its shares as of the normally scheduled close of the NYSE and Nasdaq if the disruption directly affects only one of those markets. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the Funds are not required to recalculate their NAV.

Generally, the Funds value portfolio securities for which market quotations are readily available at market value; however, a Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV.

A market quotation may be considered unreliable or unavailable for various reasons, such as:

•	The quotation may be stale;
•	The security is not actively traded;
•	Trading on the security halted before the close of the trading market;
•	The security is newly issued;
•	Issuer-specific or vendor specific events occurred after the security halted trading; or
•	Due to the passage of time between the close of the market on which the security trades and the close of the NYSE and the Nasdaq.
Issuer-specific events that may cause the last market quotation to be unreliable include:

•	A merger or insolvency;
•	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or
•	Market events, such as a significant movement in the U.S. markets.
For most securities, both the latest transaction prices and adjustments are furnished by independent pricing services, subject to oversight by the Board of Trustees (“Board”). The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using Pricing and Valuation Procedures (“Procedures”) approved by the Board. A Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value is the amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from independent pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV.

Pursuant to the Procedures, the Board has delegated the day-to-day responsibility for applying and administering the Procedures to a valuation committee (“Valuation Committee”), comprised of certain officers of the Carillon Series Trust (“Trust”) and other employees of Carillon Tower Advisers, Inc. (“Carillon Tower”), the Funds’ investment adviser. The composition of this Valuation Committee may change from time to time. The Valuation Committee follows fair valuation guidelines as set forth in the Procedures to make fair value determinations on all securities and assets for which market quotations are unavailable or unreliable. For portfolio securities fair valued by the Valuation Committee, Carillon Tower checks fair value prices by comparing the fair value of the security with values that are available from other sources (if any). Carillon Tower compares the fair value of the security to the next-day opening price or next actual sale price, when applicable. Carillon Tower documents and reports to the Valuation Committee such comparisons when they are made. The Valuation Committee reports such comparisons to the Board at their regularly scheduled meetings. The Board retains the responsibility for periodic review and consideration of the appropriateness of any fair value pricing methodology established or implemented for each Fund. Fair value pricing methods, the Procedures and independent pricing services can change from time to time as approved by the Board, and may occur as a result of look-back testing results or changes in industry best practices.

There can be no assurance, however, that a fair value price used by a Fund on any given day will more accurately reflect the market value of a security than a market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading a Fund’s shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

•
Domestic exchange-traded equity securities | Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•
Foreign equity securities | If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE and the Nasdaq, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Valuation Committee, using the Procedures, may fair value a security if certain events occur between the time the trading of a particular security ends in a foreign market and a Fund’s NAV calculation. The Valuation Committee, using the Procedures, may also fair value a particular security if the events are significant and make the closing price unavailable or unreliable. If an issuer-specific event has occurred that Carillon Tower determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Carillon Tower also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by an independent pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Funds. Because the NAV of a Fund’s shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when shareholders would not be able to purchase or redeem shares of the Fund.

•
Fixed income securities | Government bonds, corporate bonds, asset-backed bonds, municipal bonds, short-term securities (investments that have a maturity date of 60 days or less), and convertible securities, including high yield or junk bonds, normally are valued on the basis of evaluated prices provided by independent pricing services.  Evaluated prices provided by the independent pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors and appropriate methodologies that have been considered by the Board such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. In accordance with SEC guidance, before using certain evaluated prices from a Pricing Service to determine the fair value of a Fund’s securities, Carillon Tower or the Valuation Committee shall, as appropriate, consider the inputs, methods, models, and assumptions used by the Pricing Service to determine the evaluated prices, and how those inputs, methods, models and assumptions are affected, if at all, as market conditions change. If the evaluated prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•
Futures and Options | Futures and options are valued on the basis of market quotations, if available and reliable. If prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. As of January 31, 2019, only the Core Plus Bond Fund and Unconstrained Bond Fund held futures. None of the Funds held options as of January 31, 2019.

•
Credit default swaps | Credit default swaps are valued with prices provided by independent pricing services. If prices provided by independent pricing services are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. As of January 31, 2019, only the Core Bond Fund, Core Plus Bond Fund, and Unconstrained Bond Fund held credit default swaps.

•
Investment companies and exchange-traded funds (ETFs) | Investments in other open-end investment companies are valued at their reported NAV. The prospectuses for these companies explain the circumstances under which these companies will use fair value pricing and the effect of the fair value pricing. In addition, investments in closed-end funds and ETFs are valued on the basis of market quotations, if available and reliable. If the prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

Notes to Investment Portfolios
(UNAUDITED) 01.31.2019

Fair value measurements | Each Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;

Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and

Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. A Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.  Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

The following is a summary of the inputs used to value each Fund’s investments as of January 31, 2019:

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Capital Appreciation Fund
Common stocks (a)	$483,981,991	$—	$—
Total investment portfolio	$483,981,991	$—	$—
International Stock Fund
Common stocks (a):
Australia	$—	$498,883	$—
Belgium	—	97,125	—
Denmark	—	296,839	—
Finland	—	188,924	—
France	—	1,448,916	—
Germany	—	700,393	—
Hong Kong	—	68,799	—
Israel	170,710	245,527	—
Italy	—	465,988	—
Japan	—	4,099,280	—
Netherlands	191,466	521,327	—
Norway	—	146,936	—
Singapore	—	31,296	—
Spain	—	329,473	—
Sweden	—	540,294	—
Switzerland	—	1,868,448	—
United Kingdom	—	2,163,360	—
Preferred stocks:
Germany	—	169,202	—
Total investment portfolio	$362,176	$13,881,010	$—
Tactical Allocation Fund
Exchange traded funds	$23,458,275	$—	$—
Total investment portfolio	$23,458,275	$—	$—
Growth & Income Fund
Common stocks (a)	$640,494,802	$—	$—
Total investment portfolio	$640,494,802	$—	$—
Mid Cap Growth Fund
Common stocks (a)	$4,702,231,651	$—	$—
Total investment portfolio	$4,702,231,651	$—	$—

Notes to Investment Portfolios
(UNAUDITED) 01.31.2019

Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Small Cap Growth Fund
Common stocks (a)	$4,422,794,266	$—	$—
Total investment portfolio	$4,422,794,266	$—	$—
International Fund
Common stocks (a):
Australia	$13,498,752	$49,670,403	$—
Canada	11,309,721	—	—
Denmark	11,591,088	5,130,060	—
France	—	60,499,138	—
Germany	24,001,637	55,517,653	—
Hong Kong	—	11,178,594	—
Ireland	12,105,784	9,739,292	—
Japan	—	102,745,975	—
Mexico	26,484,367	—	—
Norway	—	12,632,061	—
Singapore	—	8,779,370	—
South Africa	—	7,819,772	—
Spain	—	14,392,350	—
Sweden	—	24,781,505	—
Switzerland	18,512,820	55,833,101	—
Taiwan	—	22,806,791	—
Turkey	—	17,738,615	—
United Kingdom	37,938,788	58,257,601	—
United States	38,014,552	—	—
Preferred stocks:
Colombia	11,249,324	—	—
Germany	9,951,779	15,607,672	—
Total investment portfolio	$214,658,612	$533,129,953	$—
Mid Cap Fund
Common stocks (a)	$2,549,396,076	$—	$—
Total investment portfolio	$2,549,396,076	$—	$—
Small Cap Fund
Common stocks (a)	$313,204,937	$—	$—
Total investment portfolio	$313,204,937	$—	$—
Core Bond Fund
Corporate bonds (a)	$—	$26,789,845	$—
Mortgage and asset-backed securities	—	28,557,257	—
U.S. Treasuries	—	59,323,579	—
Short-term investments	—	1,177,183	—
Total investment portfolio	$—	$115,847,864	$—
Credit default swaps	$—	$332,724	$—
Core Plus Bond Fund
Corporate bonds (a)	$—	$143,556,767	$—
Mortgage and asset-backed securities	—	146,203,706	—
U.S. Treasuries	—	371,263,082	—
Short-term investments	—	6,948,859	—
Total investment portfolio	$—	$667,972,414	$—
Futures contracts - long (b)	$4,528,108	$—	$—
Futures contracts - short (b)	$(2,808,721)	$—	$—
Credit default swaps	$—	$3,957,032	$—

Notes to Investment Portfolios
(UNAUDITED) 01.31.2019

Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Unconstrained Bond Fund
Corporate bonds (a)	$—	$258,763,184	$—
Mortgage and asset-backed securities	—	138,084,045	—
U.S. Treasuries	—	759,358,636	—
Short-term investments	—	16,778,589	—
Total investment portfolio	$—	$1,172,984,454	$—
Futures contracts - long (b)	$5,231,300	$—	$—
Futures contracts - short (b)	$(9,532,111)	$—	$—
Credit default swaps	$—	$11,418,919	$—

(a)	Please see the investment portfolio for detail by industry.
(b)	Amounts presented for the Futures Contracts represent total unrealized appreciation (depreciation) as of January 31, 2019.

Derivatives | The following disclosure provides certain information about the Funds’ derivative and hedging activities.

•
Forward currency contracts |  Each of the Funds’ policies, except Small Cap Growth, Core Bond, International, Mid Cap, and Small Cap, permit the Funds to enter into forward currency contracts (“forward contracts”) for hedging (such as to hedge the impact of adverse changes in the relationships between the US dollar and various foreign currencies), including transaction hedging, anticipatory hedging, cross hedging, proxy hedging, and position hedging, or for any other lawful purpose consistent with their investment objectives. Forward contracts are agreements between two parties to exchange different currencies at a specified rate at an agreed upon future date. The fair value of a forward contract fluctuates with changes in currency exchange rates. Outstanding forward contracts are valued daily at current forward rates and the resulting change in market value is recorded as unrealized appreciation or depreciation. When a forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the forward contract was opened and the value at the time it was closed. The risks to the Funds of entering into forward contracts include the inability of counterparties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. As of January 31, 2019, none of the Funds held forward contracts.

•
Credit default swap contracts | The International Stock, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into credit default swap agreements to enhance the Funds’ returns, increase liquidity, manage the duration of the Funds’ portfolios and/or gain exposure to certain instruments or markets (i.e., the corporate bond market) in a relatively efficient way. The credit default swap agreement may have as a reference obligation one or more securities that are or are not currently held by a Fund. The Funds may enter into credit default swap agreements either as a buyer or seller. The buyer in a credit default swap agreement is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (the “notional value”), over the term of the agreement in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation. A credit event is typically a default. If a Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional value of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional value of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a seller, a Fund accrues for and receives a fixed rate of income throughout the term of the agreement, which typically is between one month and five years, provided that no credit event occurs. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional value of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional value of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional value of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional value of the swap contract (“Maximum Payout Amount”). Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality. Interest paid to or by the Funds is accrued daily and included in realized gain (loss) on swap agreements. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swap agreements, including accruals of periodic amounts of interest to be paid or received is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. Credit default swaps sold by a Fund may involve greater risks than if a Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty credit risk and credit risk of the issuer. Details of swap contracts, if any, at period end are included in the Investment Portfolios under the caption “Swap Contracts.”

Notes to Investment Portfolios
(UNAUDITED) 01.31.2019

•
Futures contracts | Each of the Funds’ policies, except Small Cap Growth, International, Mid Cap, and Small Cap, permit the Funds to enter into futures contracts (“Futures”), including interest rate, bond, U.S. Treasury and fixed income index Futures, as a hedge against movements in the equity and bond markets in order to establish more definitively the effective return on securities held or intended to be acquired by the Funds or for other purposes permissible under the Commodity Exchange Act, including as a means to gain or reduce exposure to a reference instrument without actually buying or selling it. When a Fund enters into Futures, it must deliver to an account controlled by the futures commission merchant (“FCM”) an amount referred to as “initial margin.” Initial margin requirements are determined by the respective exchanges on which the Futures are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the Futures. The account is marked-to-market daily and the unrealized gains or losses are recorded as variation margin and monitored by the Manager and custodian on a daily basis. When Futures are closed out, the Fund recognizes a realized gain or loss. The risks of entering into Futures include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instrument. The purchase of Futures involves the risk that the Fund could lose more than the amount invested in Futures. Details of futures contracts, if any, at period end are included in the Investment Portfolios under the caption “Futures Contracts.”

Item 2. Controls and Procedures

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Carillon Series Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of Carillon Series Trust that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, its internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of Carillon Series Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CARILLON SERIES TRUST
Date: March 19, 2019	/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

CARILLON SERIES TRUST
Date: March 19, 2019
/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Date: March 19, 2019
/s/ Carolyn Gill
Carolyn Gill
Principal Financial Officer